UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04161

Jefferson Pilot Variable Fund, Inc.
(Exact name of registrant as specified in charter)

One Granite Place, Concord, NH 03301
(Address of principal executive offices)

Craig Moreshead, Secretary
Jefferson Pilot Variable Fund, Inc.
One Granite Place, Concord, NH 03301
(Name and address of agent for service)

Registrant's telephone number, including area code: 603-226-5706

Date of fiscal year end: 12/31/05

Date of reporting period: 09/30/05

Item 1:  Schedule of Investments
Capital Growth Portfolio
Growth Portfolio
Strategic Growth Portfolio
S&P 500 Index Portfolio
Value Portfolio
Mid-Cap Growth Portfolio
Mid-Cap Value Portfolio
Small Company Portfolio
Small-Cap Value Portfolio
International Equity Portfolio
World Growth Stock Portfolio
High Yield Bond Portfolio
Balanced Portfolio
Money Market Portfolio

Notes to the Schedule of Investments

Item 2:  Controls and Procedures

Item 3:  Exhibits

Item 1. Schedule of Investments
SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
CAPITAL GROWTH PORTFOLIO
SEPTEMBER 30, 2005

	Shares	Market Value

COMMON STOCK 97.24%
Advertising 1.64%
Omnicom Group, Inc.	34,140	$2,855,128

Aerospace & Defense 5.52%
Boeing Co., The	75,720	5,145,174
General Dynamics Corp.	37,320	4,461,606
		9,606,780
Banking 2.60%
Commerce Bancorp, Inc.	120,230	3,689,859
Golden West Financial Corp.	14,260	846,901
		4,536,760
Broadcasting 4.44%
XM Satellite Radio Holdings, Inc. *	215,210	7,728,191

Capital Markets 3.60%
Franklin Resources, Inc.	32,950	2,766,482
Legg Mason, Inc.	31,910	3,500,208
		6,266,690
Commercial Services 1.19%
Moody's Corp.	40,620	2,074,870

Computer Equipment & Services 4.43%
Apple Computer, Inc. *	32,570	1,746,078
Dell, Inc. *	174,660	5,973,372
		7,719,450
Computer Network 1.59%
Network Appliance, Inc. *	116,620	2,768,559

Computer Software 2.69%
Microsoft Corp.	150,470	3,871,593
Pixar, Inc. *	18,260	812,753
		4,684,346
Consumer Finance 2.01%
Capital One Financial Corp.	44,040	3,502,061

Diversified Financial Services 7.65%
Chicago Mercantile Exchange, The	17,300	5,835,290
Countrywide Financial Corp.	226,920	7,483,822
		13,319,112
Diversified Operations 3.48%
General Electric Co.	180,140	6,065,314

Entertainment & Leisure 4.11%
Electronic Arts, Inc. *	125,975	7,166,718

Healthcare 4.87%
Coventry Health Care, Inc. *	22,550	1,939,751
UnitedHealth Group, Inc.	116,580	6,551,796
		8,491,547
Household Products 2.48%
Procter & Gamble Co., The	72,600	4,316,796

Insurance 1.13%
Progressive Corp., The	18,750	1,964,438

Internet Services 7.16%
Google, Inc. *	19,620	6,208,945
Yahoo!, Inc. *	185,270	6,269,537
		12,478,482
Lodging 1.92%
Starwood Hotels & Resorts Worldwide, Inc.	58,510	3,345,017

Manufacturing 2.52%
Danaher Corp.	81,400	4,381,762

Medical - Biotechnology 3.74%
Amgen, Inc. *	60,790	4,843,139
Genzyme Corp. *	23,320	1,670,645
		6,513,784
Medical Products 3.83%
Medtronic, Inc.	124,455	6,673,277

Mining & Metals - Precious 1.43%
Cameco Corp.	46,530	2,489,355

Oil & Gas - Integrated 4.51%
Petro-Canada	132,380	5,524,217
Petroleo Brasilieiro, SA, ADR	32,580	2,329,144
		7,853,361
Oil & Gas Services & Equipment 2.61%
Halliburton Co.	66,460	4,553,839

Pharmaceutical 10.57%
Abbott Laboratories	36,700	1,556,080
AstraZeneca, PLC, ADR	171,220	8,064,459
Gilead Sciences, Inc. *	47,660	2,323,902
Sanofi-Aventis, ADR	57,180	2,375,829
Schering-Plough Corp.	194,270	4,089,384
		18,409,654
Retail Stores 1.13%
Abercrombie & Fitch Co.	37,630	1,875,856
PETsMART, Inc.	4,130	89,951
		1,965,807
Telecommunications - Equipment & Services 3.11%
QUALCOMM, Inc.	81,120	3,630,120
Research In Motion, Ltd. *	26,040	1,781,136
		5,411,256
Telecommunications - Wireless 1.28%
America Movil, SA de CV, Series L, ADR	84,790	2,231,673

TOTAL COMMON STOCK (Cost $150,370,710)		169,374,027

TOTAL INVESTMENTS (Cost $150,370,710)	97.24%	169,374,027
OTHER ASSETS, LESS LIABILITIES	2.76%	4,808,725
TOTAL NET ASSETS	100.00%	$174,182,752

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
GROWTH PORTFOLIO
SEPTEMBER 30, 2005

	Shares	Market Value

COMMON STOCK 98.47%
Aerospace & Defense 1.23%
Boeing Co., The	7,430	$504,869

Automotive Sales & Services 0.72%
Toyota Motor Corp., ADR	3,210	296,508

Banking 3.00%
Bank of America Corp.	10,980	462,258
HDFC Bank, Ltd., ADR	700	35,840
Mitsubishi Tokyo Financial Group, Inc., ADR *	12,720	165,742
Northern Trust Corp.	11,180	565,149
		1,228,989
Beverages 2.72%
Brown-Forman Corp., Class B	2,760	164,330
PepsiCo, Inc.	16,740	949,325
		1,113,655
Broadcasting 0.65%
Sirius Satellite Radio, Inc. *	40,650	266,258

Building Materials 0.73%
Cemex, SA de CV, ADR	5,710	298,633

Capital Markets 7.21%
Charles Schwab Corp., The	43,730	631,024
Legg Mason, Inc.	3,250	356,493
Lehman Brothers Holdings, Inc.	4,050	471,744
Morgan Stanley	13,870	748,148
T. Rowe Price Group, Inc.	11,460	748,338
		2,955,747
Commercial Services 2.14%
Alliance Data Systems Corp. *	7,510	294,017
Global Payments, Inc.	2,890	224,611
Roper Industries, Inc.	9,110	357,932
		876,560
Computer Equipment & Services 2.32%
Apple Computer, Inc. *	10,860	582,205
EMC Corp. *	28,560	369,566
		951,771
Computer Network 0.78%
Juniper Networks, Inc. *	13,510	321,403

Computer Software 3.89%
Microsoft Corp.	61,990	1,595,003

Consumer Finance 1.11%
American Express Co.	7,930	455,499

Diversified Financial Services 4.26%
Chicago Mercantile Exchange, The	1,060	357,538
Mellon Financial Corp.	13,800	441,186
Prudential Financial, Inc.	10,030	677,627
SEI Investments Co.	7,200	270,576
		1,746,927
Diversified Operations 4.42%
General Electric Co.	53,810	1,811,779

Electronics - Semiconductors 5.65%
Advanced Micro Devices, Inc. *	12,280	309,456
Analog Devices, Inc.	7,570	281,150
Applied Materials, Inc.	43,470	737,251
Marvell Technology Group, Ltd. *	10,250	472,628
Texas Instruments, Inc.	15,200	515,280
		2,315,765
Entertainment & Leisure 2.69%
Electronic Arts, Inc. *	8,140	463,085
MGM Mirage *	10,660	466,588
Scientific Games Corp. *	5,560	172,360
		1,102,033
Food Products 0.89%
Wm. Wrigley Jr. Co.	5,090	365,869

Healthcare 0.74%
PacifiCare Health Systems, Inc. *	3,810	303,962

Household Products 2.78%
Procter & Gamble Co., The	19,180	1,140,443

Insurance 4.63%
American International Group, Inc.	15,030	931,259
Fidelity National Financial, Inc.	6,910	307,633
Medco Health Solutions, Inc. *	3,390	185,874
WellPoint, Inc. *	6,220	471,600
		1,896,366
Internet Services 3.69%
Google, Inc. *	3,000	949,380
Yahoo!, Inc. *	16,680	564,451
		1,513,831
Machinery 0.52%
Joy Global, Inc.	4,200	211,932

Manufacturing 2.96%
Corning, Inc. *	21,110	408,056
Fortune Brands, Inc.	2,860	232,604
ITT Industries, Inc.	2,730	310,128
Precision Castparts Corp.	4,920	261,252
		1,212,040
Medical - Biotechnology 3.98%
Amgen, Inc. *	11,200	892,304
Genentech, Inc. *	5,480	461,471
Genzyme Corp. *	3,870	277,247
		1,631,022
Medical Products 3.87%
Johnson & Johnson	19,950	1,262,436
St. Jude Medical, Inc. *	6,890	322,452
		1,584,888
Mining & Metals - Ferrous & Nonferrous 1.40%
Peabody Energy Corp.	6,810	574,424

Mining & Metals - Precious 1.50%
Companhia Vale do Rio Doce, (CVRD), ADR	7,170	314,476
Freeport-McMoRan Copper & Gold, Inc., Class B	6,170	299,800
		614,276
Oil & Gas - Distribution & Marketing 2.15%
Kinder Morgan, Inc.	4,640	446,182
Valero Energy Corp.	3,840	434,150
		880,332
Oil & Gas - Integrated 3.90%
ConocoPhillips	6,610	462,105
Questar Corp.	4,260	375,391
Southwestern Energy Co. *	5,470	401,498
Williams Companies, Inc., The	14,330	358,967
		1,597,961
Oil & Gas Producers 3.33%
Noble Corp.	5,530	378,584
Ultra Petroleum Corp. *	9,440	536,947
XTO Energy, Inc.	9,900	448,668
		1,364,199
Oil & Gas Services & Equipment 2.08%
Halliburton Co.	6,720	460,454
National Oilwell Varco, Inc. *	5,950	391,510
		851,964
Pharmaceutical 2.80%
Caremark Rx, Inc. *	8,660	432,394
Forest Laboratories, Inc. *	6,550	255,254
Gilead Sciences, Inc. *	9,400	458,344
		1,145,992
Railroad 1.07%
Burlington Northern Sante Fe Corp.	7,320	437,736

Retail - Internet 1.20%
eBay, Inc. *	11,950	492,340

Retail Stores 4.41%
Best Buy Company, Inc.	7,080	308,192
Chico's FAS, Inc. *	6,470	238,096
CVS Corp.	13,910	403,529
Starbucks Corp. *	6,660	333,666
Urban Outfitters, Inc. *	6,480	190,512
Whole Foods Market, Inc.	2,470	332,092
		1,806,087
Telecommunications - Equipment & Services 1.59%
Broadcom Corp. *	13,890	651,580

Telecommunications - Wireless 2.99%
America Movil, SA de CV, Series L, ADR	31,670	833,554
NII Holdings, Inc., Class B *	4,640	391,848
		1,225,402
Textiles & Apparel 0.53%
Coach, Inc. *	6,940	217,638

Transportation 0.73%
C.H. Robinson Worldwide, Inc.	4,650	298,158

Utilities - Electric & Gas 0.66%
CMS Energy Corp. *	16,570	272,577

Utilities - Water 0.55%
Aqua America, Inc.	5,930	225,459

TOTAL COMMON STOCK (Cost $33,685,272)		40,357,877

TOTAL INVESTMENTS (Cost $33,685,272)	98.47%	40,357,877

OTHER ASSETS, LESS LIABILITIES	1.53%	627,585
TOTAL NET ASSETS	100.00%	$40,985,462

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
STRATEGIC GROWTH PORTFOLIO
SEPTEMBER 30, 2005

	Shares	Market Value

COMMON STOCK 97.68%
Agricultural Operations 0.76%
Monsanto Co.	10,400	$652,600

Banking 6.34%
Anglo Irish Bank Corporation, PLC	46,800	639,310
Citigroup, Inc.	54,350	2,474,012
Northern Trust Corp.	17,300	874,515
UBS, AG	16,800	1,433,336
		5,421,173
Beverages 0.76%
Coca-Cola Co., The	7,600	328,244
PepsiCo, Inc.	5,720	324,381
		652,625
Broadcasting 2.94%
Comcast Corp., Class A Special *	23,610	679,496
Discovery Holding Co. *	11,840	170,970
Liberty Media Corp. *	118,400	953,120
Univision Communications, Inc. *	26,650	707,025
		2,510,611
Capital Markets 5.33%
Ameritrade Holding Corp. *	18,200	390,936
Charles Schwab Corp., The	51,900	748,917
Franklin Resources, Inc.	6,500	545,740
Goldman Sachs Group, Inc., The	3,400	413,372
Legg Mason, Inc.	3,300	361,977
Merrill Lynch & Company, Inc.	13,170	807,980
State Street Corp.	26,300	1,286,596
		4,555,518
Commercial Services 1.11%
Cendant Corp.	46,100	951,504

Computer Equipment & Services 5.70%
Affiliated Computer Services, Inc. *	10,320	563,472
Automatic Data Processing, Inc.	19,900	856,496
Dell, Inc. *	48,610	1,662,462
EMC Corp. *	45,200	584,888
First Data Corp.	15,880	635,200
Fiserv, Inc. *	12,440	570,623
		4,873,141
Computer Network 0.94%
Cisco Systems, Inc. *	18,800	337,084
Juniper Networks, Inc. *	19,500	463,905
		800,989
Computer Software 4.43%
Mercury Interactive Corp. *	8,100	320,760
Microsoft Corp.	100,120	2,576,087
Oracle Corp. *	64,900	804,111
Red Hat, Inc. *	4,300	91,117
		3,792,075
Consumer Finance 3.18%
Accenture, Ltd. *	54,650	1,391,389
American Express Co.	23,200	1,332,608
		2,723,997
Cosmetics & Personal Care 1.07%
Gillette Co., The	15,700	913,740

Delivery & Freight Services 0.13%
United Parcel Service, Inc., Class B	1,620	111,991

Diversified Financial Services 1.55%
Countrywide Financial Corp.	9,300	306,714
SLM Corp.	19,070	1,022,915
		1,329,629
Diversified Operations 3.17%
General Electric Co.	80,510	2,710,772

Educational Services 1.19%
Apollo Group, Inc. *	15,300	1,015,767

Electronic Components 1.22%
Maxim Integrated Products, Inc.	9,950	424,368
Xilinx, Inc.	22,300	621,055
		1,045,423
Electronics 1.15%
Harman International Industries, Inc.	4,500	460,215
Samsung Electronics Company, Ltd.	930	525,050
		985,265
Electronics - Semiconductors 3.47%
Analog Devices, Inc.	27,670	1,027,664
ASML Holding, NV *	11,000	181,167
Intel Corp.	50,200	1,237,430
Marvell Technology Group, Ltd. *	11,400	525,654
		2,971,915
Entertainment & Leisure 4.33%
Carnival Corp.	21,400	1,069,572
E.W. Scripps Co., The	7,940	396,762
Electronic Arts, Inc. *	2,700	153,603
International Game Technology	24,500	661,500
MGM Mirage *	6,000	262,620
Rogers Communications, Inc.	13,700	540,465
Wynn Resorts, Ltd. *	13,800	623,070
		3,707,592
Food Service & Restaurants 0.62%
Sysco Corp.	17,020	533,917

Healthcare 2.91%
Quest Diagnostics, Inc.	5,600	283,024
UnitedHealth Group, Inc.	39,200	2,203,040
		2,486,064
Insurance 6.18%
Ace, Ltd.	3,960	186,397
American International Group, Inc.	31,200	1,933,152
Genworth Financial, Inc.	11,800	380,432
Hartford Financial Services Group, Inc., The	11,500	887,455
Marsh & McLennan Companies, Inc.	10,400	316,056
WellPoint, Inc. *	20,860	1,581,605
		5,285,097
Internet Services 1.78%
Google, Inc. *	2,100	664,566
Yahoo!, Inc. *	25,260	854,798
		1,519,364
Machinery 0.69%
Deere & Co.	9,600	587,520

Manufacturing 3.69%
Corning, Inc. *	57,200	1,105,676
Danaher Corp.	27,620	1,486,785
Tyco International, Ltd.	20,300	565,355
		3,157,816
Medical - Biotechnology 2.30%
Amgen, Inc. *	16,800	1,338,456
Genentech, Inc. *	7,500	631,575
		1,970,031
Medical Products 3.51%
Biomet, Inc.	15,900	551,889
Johnson & Johnson	11,930	754,930
Medtronic, Inc.	14,900	798,938
St. Jude Medical, Inc. *	5,200	243,360
Stryker Corp.	9,800	484,414
Zimmer Holdings, Inc. *	2,500	172,225
		3,005,756
Mining & Metals - Ferrous & Nonferrous 0.93%
BHP Billiton, Ltd.	46,900	796,888

Multimedia 1.94%
News Corporation, Inc., Class A	64,900	1,011,791
Time Warner, Inc.	35,700	646,527
		1,658,318
Oil & Gas - Integrated 2.75%
Exxon Mobil Corp.	16,800	1,067,472
Total, SA	4,700	1,286,918
		2,354,390
Oil & Gas Producers 0.22%
Murphy Oil Corp.	3,800	189,506

Oil & Gas Services & Equipment 2.76%
Baker Hughes, Inc.	17,430	1,040,222
Schlumberger, Ltd.	15,700	1,324,766
		2,364,988
Pharmaceutical 4.39%
Caremark Rx, Inc. *	11,600	579,188
Gilead Sciences, Inc. *	16,900	824,044
Novartis, AG	15,400	784,154
Pfizer, Inc.	26,840	670,195
Roche Holding, AG	3,200	446,258
Sepracor, Inc. *	4,600	271,354
Teva Pharmaceutical Industries, Ltd., ADR	5,500	183,810
		3,759,003
Retail - Internet 0.31%
eBay, Inc. *	3,700	152,440
Expedia, Inc. *	5,840	115,690
		268,130
Retail Stores 8.51%
Best Buy Company, Inc.	15,100	657,303
Home Depot, Inc., The	23,800	907,732
Industria de Diseno Textil, SA (Inditex)	11,200	329,761
Kohl's Corp. *	22,800	1,144,104
PETsMART, Inc.	16,300	355,014
Target Corp.	17,960	932,663
Walgreen Co.	15,170	659,137
Wal-Mart de Mexico, SA de CV, Series V	48,000	244,102
Wal-Mart de Mexico, SA de CV, Series V, ADR	5,200	264,445
Wal-Mart Stores, Inc.	40,710	1,783,912
		7,278,173
Telecommunications - Equipment & Services 1.47%
Nokia Oyj	33,200	558,003
QUALCOMM, Inc.	13,300	595,175
Research In Motion, Ltd. *	1,500	102,600
		1,255,778
Telecommunications - Integrated 0.83%
Sprint Nextel Corp.	29,937	711,902

Telecommunications - Wireless 1.99%
America Movil, SA de CV, Series L, ADR	29,400	773,808
Crown Castle International Corp. *	24,800	610,824
Vodafone Group, PLC	122,400	319,370
		1,704,002
Telecommunications - Wireline 0.60%
Telus Corp.	12,400	512,066

Textiles & Apparel 0.53%
Nike, Inc., Class B	5,500	449,240

TOTAL COMMON STOCK (Cost $69,739,740)		83,574,276

	Principal Value
SHORT-TERM INVESTMENTS 1.43%
Investment Companies 1.43%
T. Rowe Price Reserve Investment Fund, 3.838% **	$1,222,277	1,222,277

TOTAL SHORT-TERM INVESTMENTS (Cost $1,222,277)		1,222,277

TOTAL INVESTMENTS (Cost $70,962,017)	99.11%	84,796,553

OTHER ASSETS, LESS LIABILITIES	0.89%	763,913
TOTAL NET ASSETS	100.00%	$85,560,466

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company
**Affiliated issuer. The T. Rowe Price Reserve Investment Fund is an open-end management investment company managed by T. Rowe Price Associates. The Reserve Fund is offered as a cash management option only to mutual funds and other accounts managed by T. Rowe Price Associates, Inc. and is not available to the public. The rate quoted is the seven-day effective yield of the Reserve Fund as of September 30, 2005.
Investments in companies considered to be an affiliate of the Portfolio are as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Market Value at 09/30/05	Interest Income
T. Rowe Price Reserve Investment Fund	$ 1,649,351	$ 1,522,926	$ 1,950,000	$ 1,222,277	$ 12,326

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
S&P 500 INDEX PORTFOLIO
SEPTEMBER 30, 2005

	Shares	Market Value

COMMON STOCK 99.08%
Advertising 0.21%
Interpublic Group of Companies, Inc., The *#	8,889	$103,468
Monster Worldwide, Inc. *	2,318	71,186
Omnicom Group, Inc.	3,722	311,271
		485,925
Aerospace & Defense 2.21%
Boeing Co., The	17,107	1,162,421
General Dynamics Corp.	4,188	500,675
Goodrich Corp.	2,435	107,968
Honeywell International, Inc.	17,830	668,625
L-3 Communications Holdings, Inc.	2,400	189,768
Lockheed Martin Corp.	7,770	474,281
Northrop Grumman Corp.	7,448	404,799
Raytheon Co.	9,276	352,674
Rockwell Collins, Inc.	3,707	179,122
United Technologies Corp.	21,366	1,107,613
		5,147,946
Agricultural Operations 0.29%
Archer-Daniels-Midland Co.	13,566	334,538
Monsanto Co.	5,601	351,463
		686,001
Airlines 0.09%
Southwest Airlines Co.	14,447	214,538

Appliances 0.06%
Maytag Corp.	1,662	30,348
Whirlpool Corp. #	1,388	105,169
		135,517
Automotive Parts & Equipment 0.27%
Cooper Tire & Rubber Co. #	1,599	24,417
Cummins, Inc.	868	76,375
Dana Corp.	3,132	29,472
Delphi Corp.	11,310	31,216
Genuine Parts Co.	3,501	150,193
Goodyear Tire & Rubber Co., The *#	3,738	58,275
Johnson Controls, Inc.	3,956	245,470
Visteon Corp. #	2,497	24,421
		639,839
Automotive Rentals 0.02%
Ryder System, Inc.	1,348	46,129

Banking 8.44%
AmSouth Bancorporation	7,133	180,180
Bank of America Corp.	83,758	3,526,212
Bank of New York Company, Inc., The	15,983	470,060
BB&T Corp.	11,416	445,795
CIT Group, Inc.	4,400	198,792
Citigroup, Inc.	107,782	4,906,237
Comerica, Inc.	3,498	206,032
Compass Bancshares, Inc.	2,620	120,075
Fifth Third Bancorp	11,590	425,701
First Horizon National Corp. #	2,543	92,438
Golden West Financial Corp. #	5,328	316,430
Huntington Bancshares, Inc.	4,691	105,407
KeyCorp	8,506	274,319
M&T Bank Corp.	1,680	177,593
Marshall & Ilsley Corp.	4,286	186,484
MGIC Investment Corp.	2,014	129,299
National City Corp.	11,851	396,297
North Fork Bancorporation, Inc.	10,055	256,403
Northern Trust Corp.	3,868	195,527
PNC Financial Services Group	6,061	351,659
Regions Financial Corp.	9,577	298,036
Sovereign Bancorp, Inc.	7,240	159,570
SunTrust Banks, Inc.	7,562	525,181
Synovus Financial Corp. #	6,533	181,095
U.S. Bancorp	38,103	1,069,932
Wachovia Corp.	32,886	1,565,045
Washington Mutual, Inc.	18,334	719,059
Wells Fargo & Co.	35,186	2,060,844
Zions Bancorporation	1,851	131,810
		19,671,512
Beverages 2.17%
Molson Coors Brewing Co., Class B	1,364	87,310
Anheuser-Busch Companies, Inc.	16,194	696,990
Brown-Forman Corp., Class B #	1,832	109,077
Coca-Cola Co., The	43,286	1,869,522
Coca-Cola Enterprises, Inc.	6,286	122,577
Constellation Brands, Inc. *	4,090	106,340
Pepsi Bottling Group, Inc., The	3,302	94,272
PepsiCo, Inc.	34,818	1,974,529
		5,060,617
Broadcasting 0.80%
Clear Channel Communications, Inc.	11,311	372,019
Comcast Corp. *	45,792	1,345,369
Univision Communications, Inc. *#	5,249	139,256
		1,856,644
Building Construction 0.30%
Centex Corp.	2,712	175,141
D.R. Horton, Inc.	5,680	205,730
KB Home	1,690	123,708
Pulte Homes, Inc. #	4,728	202,926
		707,505
Building Materials 0.17%
American Standard Companies, Inc.	3,810	177,356
Louisiana-Pacific Corp.	2,249	62,275
Vulcan Materials Co.	2,059	152,798
		392,429
Capital Markets 2.51%
Bear Stearns Companies, Inc., The	2,345	257,364
Charles Schwab Corp., The	22,463	324,141
E*TRADE Financial Corp. *	7,400	130,240
Federated Investors, Inc. #	1,790	59,482
Franklin Resources, Inc.	3,090	259,436
Goldman Sachs Group, Inc., The	9,695	1,178,718
Janus Capital Group, Inc.	4,853	70,126
Lehman Brothers Holdings, Inc.	5,603	652,637
Merrill Lynch & Company, Inc.	19,448	1,193,135
Morgan Stanley	22,579	1,217,911
State Street Corp.	6,769	331,139
T. Rowe Price Group, Inc.	2,708	176,832
		5,851,161
Chemicals 1.31%
Air Products & Chemicals, Inc. #	4,791	264,176
Ashland, Inc.	1,408	77,778
Dow Chemical Co., The	20,114	838,150
E.I. du Pont de Nemours & Co.	20,736	812,229
Eastman Chemical Co.	1,622	76,185
Ecolab, Inc.	3,838	122,547
Engelhard Corp.	2,471	68,966
Hercules, Inc. *	2,407	29,414
PPG Industries, Inc.	3,472	205,508
Praxair, Inc.	6,652	318,830
Rohm & Haas Co. #	3,306	135,976
Sigma-Aldrich Corp. #	1,469	94,104
		3,043,863
Commercial Services 0.71%
Cendant Corp.	21,503	443,822
Cintas Corp.	3,058	125,531
Convergys Corp. *	2,833	40,710
Equifax, Inc.	2,779	97,098
Express Scripts, Inc. *	2,952	183,614
Laboratory Corporation of America Holdings *	2,900	141,259
Moody's Corp.	5,266	268,987
Paychex, Inc.	7,124	264,158
W.W. Grainger, Inc. #	1,581	99,477
		1,664,656
Computer Equipment & Services 4.34%
Affiliated Computer Services, Inc. *#	2,700	147,420
Apple Computer, Inc. *	17,306	927,775
Automatic Data Processing, Inc.	11,987	515,920
Computer Sciences Corp. *#	3,714	175,709
Comverse Technology, Inc. *	4,342	114,064
Dell, Inc. *	49,988	1,709,590
Electronic Data Systems Corp.	10,887	244,304
EMC Corp. *	50,263	650,403
First Data Corp. #	16,006	640,240
Fiserv, Inc. *#	3,905	179,122
Gateway, Inc. *	6,858	18,517
Hewlett-Packard Co.	59,738	1,744,350
International Business Machines Corp.	33,277	2,669,481
Lexmark International, Inc. *	2,546	155,433
NVIDIA Corp. *	3,700	126,836
Parametric Technology Corp. *	5,044	35,157
Symbol Technologies, Inc. #	4,697	45,467
		10,099,788
Computer Information & Technology 0.28%
Autodesk, Inc.	4,740	220,126
NCR Corp. *	4,022	128,342
Sun Microsystems, Inc. *#	68,801	269,700
Unisys Corp. *	6,654	44,183
		662,351
Computer Network 1.13%
Cisco Systems, Inc. *§	133,220	2,388,635
Network Appliance, Inc. *	7,599	180,400
Novell, Inc. *	7,828	58,319
		2,627,354
Computer Software 3.29%
Adobe Systems, Inc.	10,000	298,500
BMC Software, Inc. *	4,636	97,820
Citrix Systems, Inc. *	3,419	85,954
Computer Associates International, Inc. #	10,073	280,130
Compuware Corp. *	7,784	73,948
Intuit, Inc. *	3,835	171,846
Mercury Interactive Corp. *#	1,705	67,518
Microsoft Corp.	192,055	4,941,575
Oracle Corp. *	78,618	974,077
Siebel Systems, Inc.	10,190	105,263
Symantec Corp. *	24,684	559,339
		7,655,970
Consumer Finance 1.24%
American Express Co.	25,865	1,485,686
Capital One Financial Corp.	6,023	478,949
H&R Block, Inc.	6,738	161,577
MBNA Corp.	26,274	647,391
Providian Financial Corp. *	5,941	105,037
		2,878,640
Cosmetics & Personal Care 1.14%
Alberto-Culver Co., Class B	1,827	81,758
Avon Products, Inc.	9,660	260,820
Colgate-Palmolive Co.	10,807	570,502
Gillette Co., The	18,745	1,090,959
International Flavors & Fragrances, Inc.	1,853	66,041
Kimberly-Clark Corp.	9,930	591,133
		2,661,213
Delivery & Freight Services 0.69%
United Parcel Service, Inc., Class B	23,084	1,595,797

Diversified Financial Services 2.01%
Ambac Financial Group, Inc.	2,240	161,414
Countrywide Financial Corp.	12,396	408,820
JPMorgan Chase & Co.	73,231	2,484,728
MBIA, Inc. #	2,675	162,159
Mellon Financial Corp. **	8,686	277,691
Prudential Financial, Inc.	10,798	729,513
SLM Corp.	8,607	461,679
		4,686,004
Diversified Operations 3.19%
General Electric Co. §	220,993	7,440,825

Educational Services 0.09%
Apollo Group, Inc. *#	3,201	212,514

Electrical Equipment 0.37%
American Power Conversion Corp. #	3,559	92,178
Emerson Electric Co.	8,537	612,957
PerkinElmer, Inc.	2,632	53,614
Thermo Electron Corp. *	3,343	103,299
		862,048
Electronic Components 0.42%
Jabil Circuit, Inc. *	3,618	111,869
Linear Technology Corp.	6,295	236,629
Maxim Integrated Products, Inc. #	6,863	292,707
Sanmina-SCI Corp. *	10,515	45,109
Solectron Corp. *	20,046	78,380
Xilinx, Inc.	7,285	202,887
		967,581
Electronics 0.21%
Agilent Technologies, Inc. *	10,306	337,522
Molex, Inc.	3,401	90,739
Teradyne, Inc. *#	3,763	62,090
		490,351
Electronics - Semiconductors 3.28%
Advanced Micro Devices, Inc. *	8,029	202,331
Altera Corp. *	7,719	147,510
Analog Devices, Inc.	7,785	289,135
Applied Materials, Inc.	33,782	572,943
Applied Micro Circuits Corp. *	6,497	19,491
Freescale Semiconductor, Inc., Class B *	8,282	195,290
Intel Corp.	127,043	3,131,610
KLA-Tencor Corp.	4,145	202,110
LSI Logic Corp. *#	7,628	75,136
Micron Technology, Inc. *	12,312	163,750
Motorola, Inc.	51,482	1,137,237
National Semiconductor Corp. #	7,074	186,046
Novellus Systems, Inc. *	2,646	66,362
PMC-Sierra, Inc. *#	3,488	30,729
QLogic Corp. *#	1,897	64,877
Texas Instruments, Inc.	33,831	1,146,871
		7,631,428
Engineering & Construction 0.05%
Fluor Corp.	1,868	120,262

Entertainment & Leisure 0.56%
Brunswick Corp.	1,901	71,725
Carnival Corp. #	8,995	449,570
Electronic Arts, Inc. *	6,272	356,814
Harrah's Entertainment, Inc.	3,832	249,808
International Game Technology	6,868	185,436
		1,313,353
Environmental Controls 0.20%
Allied Waste Industries, Inc. *#	4,910	41,490
Waste Management, Inc.	11,473	328,243
Waters Corp. *	2,473	102,877
		472,610
Food Products 0.89%
Campbell Soup Co. #	3,854	114,657
General Mills, Inc.	7,715	371,863
H.J. Heinz Co. #	7,006	255,999
Hershey Co., The	4,028	226,817
Kellogg Co.	5,341	246,380
McCormick & Company, Inc.	2,877	93,877
Sara Lee Corp.	16,410	310,970
SUPERVALU, Inc.	2,733	85,051
Tyson Foods, Inc.	5,240	94,582
Wm. Wrigley Jr. Co.	3,748	269,406
		2,069,602
Food Service & Restaurants 0.87%
ConAgra Foods, Inc.	10,581	261,880
Darden Restaurants, Inc. #	3,006	91,292
McDonald's Corp.	25,987	870,305
Sysco Corp.	13,200	414,084
Wendy's International, Inc.	2,310	104,297
Yum! Brands, Inc.	5,976	289,298
		2,031,156
Forest Products & Paper 0.52%
Georgia-Pacific Group	5,415	184,435
International Paper Co.	10,018	298,536
MeadWestvaco Corp.	4,024	111,143
OfficeMax, Inc.	1,274	40,348
Plum Creek Timber Company, Inc. #	3,696	140,115
Temple-Inland, Inc.	2,272	92,811
Weyerhaeuser Co.	5,030	345,813
		1,213,201
Government Agency 0.74%
Fannie Mae	20,185	904,692
Freddie Mac	14,410	813,589
		1,718,281
Healthcare 1.65%
Bausch & Lomb, Inc. #	1,103	88,990
Cardinal Health, Inc.	8,803	558,462
Coventry Health Care, Inc. *	2,240	192,685
HCA, Inc.	9,417	451,263
Health Management Associates, Inc.	4,945	116,059
Humana, Inc. *	3,274	156,759
IMS Health, Inc.	4,920	123,836
Manor Care, Inc. #	1,871	71,865
McKesson Corp.	6,427	304,961
Quest Diagnostics, Inc.	3,682	186,088
Tenet Healthcare Corp. *#	9,468	106,326
UnitedHealth Group, Inc.	26,340	1,480,308
		3,837,602
Holding Companies 0.11%
Loews Corp.	2,821	260,689

Home Furnishings 0.20%
Leggett & Platt, Inc.	3,981	80,416
Masco Corp.	8,865	271,978
Newell Rubbermaid, Inc.	5,499	124,552
		476,946
Household Products 1.39%
Clorox Co., The	3,167	175,895
Procter & Gamble Co., The	51,308	3,050,774
		3,226,669
Human Resources 0.05%
Robert Half International, Inc. #	3,408	121,291

Insurance 4.97%
Ace, Ltd.	5,919	278,607
Aetna, Inc.	5,954	512,878
AFLAC, Inc.	10,432	472,570
Allstate Corp., The	13,757	760,625
American International Group, Inc.	54,100	3,352,036
Aon Corp.	6,419	205,922
Chubb Corp., The	4,138	370,558
CIGNA Corp.	2,668	314,450
Cincinnati Financial Corp.	3,565	149,338
Hartford Financial Services Group, Inc., The	6,249	482,235
Jefferson-Pilot Corp. #**	2,885	147,625
Lincoln National Corp. #	3,607	187,636
Marsh & McLennan Companies, Inc.	11,077	336,630
Medco Health Solutions, Inc. *	6,344	347,842
MetLife, Inc.	15,776	786,118
Principal Financial Group, Inc., The	5,903	279,625
Progressive Corp., The	4,022	421,385
Safeco Corp.	2,518	134,411
St. Paul Travelers Companies, Inc., The	14,086	632,039
Torchmark Corp.	2,089	110,362
UnumProvident Corp. #	5,958	122,139
WellPoint, Inc. *	12,792	969,889
XL Capital, Ltd.	2,972	202,185
		11,577,105
Internet Services 0.39%
Yahoo!, Inc. *	26,492	896,489

Lodging 0.28%
Hilton Hotels Corp.	7,341	163,851
Marriott International, Inc.	3,754	236,502
Starwood Hotels & Resorts Worldwide, Inc.	4,558	260,581
		660,934
Machinery 0.71%
Black & Decker Corp., The	1,615	132,575
Caterpillar, Inc.	14,120	829,550
Deere & Co.	5,038	308,326
Ingersoll-Rand Co.	6,878	262,946
Snap-on, Inc.	1,212	43,777
Stanley Works, The	1,509	70,440
		1,647,614
Manufacturing 2.21%
3M Co.	15,955	1,170,459
Cooper Industries, Ltd.	1,892	130,813
Corning, Inc. *	30,693	593,296
Danaher Corp. #	5,172	278,409
Dover Corp.	4,038	164,710
Eaton Corp.	2,950	187,473
Fortune Brands, Inc.	3,007	244,559
Illinois Tool Works, Inc.	4,347	357,889
ITT Industries, Inc. #	1,900	215,840
Pall Corp. #	2,513	69,108
Parker-Hannifin Corp.	2,566	165,019
Rockwell Automation, Inc.	3,789	200,438
Textron, Inc.	2,795	200,457
Tyco International, Ltd.	42,198	1,175,214
		5,153,684
Medical - Biotechnology 1.27%
Amgen, Inc. *	25,725	2,049,511
Applera Corporation - Applied Biosystems Group	4,230	98,305
Biogen Idec, Inc. *	6,882	271,701
Chiron Corp. *	2,268	98,930
Genzyme Corp. *	5,346	382,987
Millipore Corp. *	953	59,934
		2,961,368
Medical Products 3.57%
Baxter International, Inc.	12,978	517,433
Becton, Dickinson & Co.	5,258	275,677
Biomet, Inc. #	5,208	180,770
Boston Scientific Corp. *	12,308	287,638
C. R. Bard, Inc.	2,080	137,342
Fisher Scientific International, Inc. *	2,500	155,125
Guidant Corp.	6,883	474,170
Johnson & Johnson	62,013	3,924,183
Medtronic, Inc.	25,251	1,353,959
St. Jude Medical, Inc. *	7,598	355,586
Stryker Corp. #	6,052	299,150
Zimmer Holdings, Inc. *#	5,136	353,819
		8,314,852
Mining & Metals - Ferrous & Nonferrous 0.45%
Alcoa, Inc.	18,116	442,393
Allegheny Technologies, Inc.	2,073	64,222
Nucor Corp. #	3,198	188,650
Phelps Dodge Corp.	1,993	258,950
United States Steel Corp.	2,450	103,758
		1,057,973
Mining & Metals - Precious 0.26%
Freeport-McMoRan Copper & Gold, Inc., Class B	3,641	176,916
Newmont Mining Corp.	9,309	439,106
		616,022
Motor Vehicle Manufacturing 0.56%
Ford Motor Co.	38,056	375,231
General Motors Corp. #	11,643	356,392
Harley-Davidson, Inc.	5,818	281,824
Navistar International Corp. *#	1,346	43,651
PACCAR, Inc.	3,571	242,435
		1,299,533
Multimedia 2.32%
Gannett Company, Inc.	5,145	354,130
McGraw-Hill Companies, Inc., The	7,606	365,392
News Corporation, Inc., Class A	51,070	796,181
Time Warner, Inc. #	97,857	1,772,190
Viacom, Inc., Class B	33,227	1,096,823
Walt Disney Co., The	42,064	1,015,004
		5,399,720
Office Equipment 0.27%
Avery Dennison Corp.	2,302	120,602
Pitney Bowes, Inc.	4,726	197,263
Tektronix, Inc.	1,726	43,547
Xerox Corp. *	19,981	272,741
		634,153
Oil & Gas - Distribution & Marketing 0.79%
Burlington Resources, Inc.	7,912	643,404
Kinder Morgan, Inc.	1,993	191,647
Nicor, Inc. #	919	38,626
Sempra Energy	5,338	251,206
Valero Energy Corp. #	6,370	720,192
		1,845,075
Oil & Gas - Integrated 6.88%
Amerada Hess Corp.	1,670	229,625
Chevron Corp.	46,945	3,038,750
ConocoPhillips	29,022	2,028,928
El Paso Corp. #	13,747	191,083
Exxon Mobil Corp.	131,437	8,351,507
Marathon Oil Corp.	7,543	519,939
Nabors Industries, Ltd. *#	3,287	236,105
Occidental Petroleum Corp.	8,336	712,144
Sunoco, Inc.	2,842	222,244
Weatherford International, Ltd. *	2,890	198,427
Williams Companies, Inc., The	11,780	295,089
		16,023,841
Oil & Gas Producers 1.30%
Anadarko Petroleum Corp.	4,928	471,856
Apache Corp.	6,836	514,204
Devon Energy Corp.	9,450	648,648
EOG Resources, Inc.	4,920	368,508
Kerr-McGee Corp.	2,361	229,277
Murphy Oil Corp.	3,420	170,555
Noble Corp.	2,902	198,671
Rowan Companies, Inc.	2,333	82,798
XTO Energy, Inc.	7,333	332,332
		3,016,849
Oil & Gas Services & Equipment 1.33%
Baker Hughes, Inc.	7,060	421,341
BJ Services Co.	6,474	232,999
Dynegy, Inc. *#	7,828	36,870
Halliburton Co.	10,602	726,449
National Oilwell Varco, Inc. *	3,500	230,300
Schlumberger, Ltd.	12,268	1,035,174
Transocean, Inc. *	6,858	420,464
		3,103,597
Packaging & Containers 0.12%
Ball Corp.	2,360	86,706
Bemis Company, Inc. #	2,182	53,895
Pactiv Corp. *#	3,285	57,553
Sealed Air Corp. *	1,735	82,343
		280,497
Pharmaceutical 5.49%
Abbott Laboratories	32,410	1,374,184
Allergan, Inc.	2,640	241,877
AmerisourceBergen Corp.	2,111	163,180
Bristol-Myers Squibb Co.	40,783	981,239
Caremark Rx, Inc. *	9,370	467,844
Eli Lilly & Co.	23,637	1,265,052
Forest Laboratories, Inc. *	6,951	270,880
Gilead Sciences, Inc. *	9,510	463,708
Hospira, Inc. *	3,163	129,588
King Pharmaceuticals, Inc. *	4,999	76,885
MedImmune, Inc. *	5,013	168,687
Merck & Company, Inc.	45,784	1,245,783
Mylan Laboratories, Inc.	4,300	82,818
Pfizer, Inc.	153,654	3,836,740
Schering-Plough Corp. #	30,622	644,593
Watson Pharmaceuticals, Inc. *	2,166	79,297
Wyeth	27,961	1,293,755
		12,786,110
Photo Equipment 0.07%
Eastman Kodak Co. #	6,196	150,749

Publishing & Printing 0.27%
Dow Jones & Company, Inc. #	1,379	52,664
Knight-Ridder, Inc. #	1,456	85,438
Meredith Corp.	1,029	51,337
New York Times Co., The #	3,066	91,214
R.R. Donnelley & Sons Co.	4,277	158,548
Tribune Co. #	5,531	187,446
		626,647
Railroad 0.34%
Burlington Northern Sante Fe Corp.	7,712	461,178
Norfolk Southern Corp.	8,302	336,729
		797,907
Real Estate 0.69%
Apartment Investment & Management Co., REIT	1,912	74,147
Archstone-Smith Trust, REIT	4,410	175,827
Equity Office Properties Trust, REIT	8,498	277,970
Equity Residential, REIT	5,924	224,223
ProLogis, REIT	5,149	228,152
Public Storage, Inc., REIT	1,800	120,600
Simon Property Group, Inc., REIT	3,812	282,545
Vornado Realty Trust	2,460	213,085
		1,596,549
Retail - Internet 0.41%
eBay, Inc. *	23,148	953,698

Retail Stores 5.51%
Albertson's, Inc.	7,467	191,529
AutoNation, Inc. *#	3,755	74,987
AutoZone, Inc. *#	1,158	96,404
Bed Bath & Beyond, Inc. *	5,974	240,035
Best Buy Company, Inc.	8,693	378,406
Big Lots, Inc. *#	2,474	27,189
Circuit City Stores-Circuit City Group	3,672	63,012
Costco Wholesale Corp.	9,990	430,469
CVS Corp.	16,772	486,556
Dillards, Inc. #	1,642	34,285
Dollar General Corp.	6,690	122,695
Family Dollar Stores, Inc. #	3,469	68,929
Federated Department Stores, Inc.	5,401	361,165
Gap, Inc., The	12,085	210,642
Home Depot, Inc., The	44,633	1,702,303
J.C. Penney Company, Inc.	5,218	247,438
Kohl's Corp. *	7,186	360,593
Kroger Co., The *	15,187	312,700
Limited Brands	7,277	148,669
Lowe's Companies, Inc.	16,259	1,047,080
Nordstrom, Inc.	4,620	158,558
Office Depot, Inc. *	6,293	186,902
RadioShack Corp.	2,818	69,886
Safeway, Inc. #	9,416	241,050
Sears Holdings Corp. *	2,127	264,641
Sherwin-Williams Co., The	2,376	104,710
Staples, Inc.	15,067	321,228
Starbucks Corp. *	7,991	400,349
Target Corp.	18,442	957,693
Tiffany & Co.	2,977	118,395
TJX Companies, Inc., The #	9,782	200,335
Walgreen Co.	21,321	926,397
Wal-Mart Stores, Inc.	52,063	2,281,401
		12,836,631
Telecommunications - Equipment & Services 1.12%
ADC Telecommunications, Inc. *	2,374	54,270
Andrew Corp. *	3,070	34,231
Avaya, Inc. *	8,844	91,093
Broadcom Corp. *	5,995	281,225
Ciena Corp. *	12,987	34,286
JDS Uniphase Corp. *	34,354	76,266
Lucent Technologies, Inc. *#	91,721	298,093
QUALCOMM, Inc.	33,996	1,521,321
Scientific-Atlanta, Inc.	3,074	115,306
Tellabs, Inc. *	9,585	100,834
		2,606,925
Telecommunications - Integrated 3.00%
Alltel Corp.	7,963	518,471
AT&T Corp.	16,736	331,373
BellSouth Corp.	38,204	1,004,765
Qwest Communications International, Inc. *	34,252	140,433
SBC Communications, Inc.	68,891	1,651,317
Sprint Nextel Corp.	61,147	1,454,076
Verizon Communications, Inc.	57,659	1,884,873
		6,985,308
Telecommunications - Wireline 0.08%
CenturyTel, Inc. #	2,863	100,148
Citizens Communications Co.	7,158	96,991
		197,139
Textiles & Apparel 0.39%
Coach, Inc. *	7,920	248,371
Jones Apparel Group, Inc.	2,623	74,756
Liz Claiborne, Inc.	2,152	84,617
Nike, Inc., Class B	3,982	325,250
Reebok International, Ltd. #	1,155	65,338
V.F. Corp.	1,860	107,824
		906,156
Tobacco 1.49%
Altria Group, Inc.	43,262	3,188,842
Reynolds American, Inc.	1,781	147,859
UST, Inc.	3,366	140,901
		3,477,602
Toys 0.09%
Hasbro, Inc.	3,541	69,581
Mattel, Inc.	8,265	137,860
		207,441
Transportation 0.49%
CSX Corp.	4,348	202,095
FedEx Corp.	6,317	550,400
Union Pacific Corp.	5,498	394,207
		1,146,702
Travel Services 0.03%
Sabre Holdings Corp.	2,911	59,035

Utilities - Electric & Gas 3.46%
AES Corp., The *	13,762	226,110
Allegheny Energy, Inc. *	3,393	104,233
Ameren Corp.	4,096	219,095
American Electric Power Company, Inc.	8,201	325,580
Calpine Corp. *#	11,130	28,827
CenterPoint Energy, Inc. #	6,261	93,101
Cinergy Corp.	3,949	175,375
CMS Energy Corp. *	4,178	68,728
Consolidated Edison, Inc. #	5,142	249,644
Constellation Energy Group	3,765	231,924
Dominion Resources, Inc.	7,000	602,980
DTE Energy Co. #	3,660	167,848
Duke Energy Corp. #	19,316	563,448
Edison International	6,789	320,984
Entergy Corp.	4,427	329,015
Exelon Corp.	13,980	747,091
FirstEnergy Corp.	6,877	358,429
FPL Group, Inc.	8,216	391,082
KeySpan Corp.	3,635	133,695
NiSource, Inc.	5,797	140,577
Peoples Energy Corp.	756	29,771
PG&E Corp.	7,629	299,438
Pinnacle West Capital Corp.	2,054	90,540
PPL Corp.	7,930	256,377
Progress Energy, Inc. #	5,217	233,461
Public Service Enterprise Group, Inc.	4,941	318,003
Southern Co., The	15,565	556,604
TECO Energy, Inc.	4,457	80,315
TXU Corp.	5,007	565,190
Xcel Energy, Inc. #	8,200	160,802
		8,068,267

TOTAL COMMON STOCK (Cost $238,922,869)		230,829,980

	Principal Value
SHORT-TERM INVESTMENTS 0.11%
U.S. Treasury Bills, Bonds, and Notes 0.11%
U.S. Treasury Bill, 3.430%, due 12/08/05 §	$250,000	248,515

TOTAL SHORT-TERM INVESTMENTS (Cost $248,415)		248,515

REPURCHASE AGREEMENTS 4.26%
Banking 4.26%
Deutsche Bank Securities, Inc., 3.800%, dated 09/30/05,
due 10/03/05, repurchase price $10,229,000,
(collateralized by 3.750% Fannie Mae notes,
due 07/25/08, value $10,115,160) ***	9,915,864	9,915,864

TOTAL REPURCHASE AGREEMENTS (Cost $9,915,864)		9,915,864

TOTAL INVESTMENTS (Cost $249,087,148)	103.45%	240,994,359
OTHER ASSETS, LESS LIABILITIES	(3.45%)	(8,025,598)

TOTAL NET ASSETS	100.00%	$232,968,761

LEGEND
* Non-income producing security.
# All or a portion of this security is on loan.
§ Security or a portion of the security pledged to cover the margin and collateral requirements for futures. At the end of the period, the aggregate market value of the securities pledged, not including cash, was $2,817,565. The underlying face amount, at market value, of the open futures contracts was $2,036,595 at September 30, 2005.
REIT - Real Estate Investment Trust

** Investments in companies considered to be affiliates of the Portfolio are as follows:
Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gains (Losses) During the Period	Market Value at 09/30/05	Dividend Income
Jefferson-Pilot Corporation	$ 145,462	$ -	$ -	$ -	$ 147,625	$ 1,204
Mellon Financial Corporation	249,201	-	-	-	277,691	1,737
	$ 394,663				$ 425,316	$ 2,941

Jefferson-Pilot Corporation is the parent company of the Fund's advisor, Jefferson Pilot Investment Advisory Corporation.
Mellon Financial Corporation is the parent company of the Portfolio's subadvisor, Mellon Capital Management Corporation.

*** The Repurchase Agreement is pledged as collateral for the securities on loan, which were valued at $9,622,952 at September 30, 2005.

"S&P 500®" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Jefferson Pilot Variable
Corporation. Ensemble, Allegiance, Pilot and Alpha products are not sponsored, endorsed, sold or promoted by Standard
& Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing any of these products.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
VALUE PORTFOLIO
SEPTEMBER 30, 2005

	Shares	Market Value

COMMON STOCK 98.08%
Aerospace & Defense 3.45%
L-3 Communications Holdings, Inc.	12,400	$980,468
United Technologies Corp.	38,000	1,969,920
		2,950,388
Banking 15.11%
Bank of America Corp.	54,900	2,311,290
Citigroup, Inc.	55,200	2,512,704
Hudson City Bancorp, Inc.	114,933	1,367,703
Mercantile Bankshares Corp.	16,200	872,856
North Fork Bancorporation, Inc.	63,400	1,616,700
South Financial Group, Inc., The	29,800	799,832
U.S. Bancorp	29,200	819,936
Wells Fargo & Co.	44,900	2,629,793
		12,930,814
Building Materials 1.13%
American Standard Companies, Inc.	20,700	963,585

Capital Markets 1.29%
Lehman Brothers Holdings, Inc.	9,500	1,106,560

Chemicals 1.22%
E.I. du Pont de Nemours & Co.	26,600	1,041,922

Computer Equipment & Services 2.97%
International Business Machines Corp.	21,800	1,748,796
Zebra Technologies Corp. *	20,300	793,527
		2,542,323
Computer Software 1.50%
Microsoft Corp.	49,900	1,283,927

Consumer Finance 3.23%
American Express Co.	15,400	884,576
Capital One Financial Corp.	13,100	1,041,712
MBNA Corp.	34,100	840,224
		2,766,512
Cosmetics & Personal Care 0.54%
Avon Products, Inc.	17,100	461,700

Diversified Financial Services 2.48%
Ambac Financial Group, Inc.	12,500	900,750
Mellon Financial Corp.	38,300	1,224,451
		2,125,201
Diversified Operations 2.00%
General Electric Co.	50,700	1,707,069

Electrical Equipment 1.10%
Emerson Electric Co.	13,100	940,580

Electronics - Semiconductors 1.07%
Intel Corp.	37,100	914,515

Food Service & Restaurants 1.21%
McDonald's Corp.	30,900	1,034,841

Government Agency 1.65%
Fannie Mae	14,600	654,372
Freddie Mac	13,400	756,564
		1,410,936
Household Products 3.50%
Procter & Gamble Co., The	50,400	2,996,786

Insurance 8.22%
Aetna, Inc.	22,700	1,955,378
Allstate Corp., The	16,700	923,343
Hartford Financial Services Group, Inc., The	34,500	2,662,365
St. Paul Travelers Companies, Inc., The	33,300	1,494,171
		7,035,257
Machinery 0.86%
Deere & Co.	12,000	734,400

Manufacturing 4.56%
Dover Corp.	10,700	436,453
ITT Industries, Inc.	12,700	1,442,720
Tyco International, Ltd.	72,600	2,021,910
		3,901,083
Medical Products 1.92%
Johnson & Johnson	25,900	1,638,952

Multimedia 1.51%
Time Warner, Inc.	71,300	1,291,243

Oil & Gas - Distribution & Marketing 2.20%
Burlington Resources, Inc.	23,200	1,886,624

Oil & Gas - Integrated 10.37%
ConocoPhillips	59,020	4,126,088
Exxon Mobil Corp.	44,600	2,833,884
Weatherford International, Ltd. *	27,800	1,908,748
		8,868,720
Oil & Gas Producers 4.82%
Apache Corp.	21,700	1,632,274
Murphy Oil Corp.	20,800	1,037,296
Newfield Exploration Co. *	18,300	898,530
Noble Energy, Inc.	11,800	553,420
		4,121,520
Packaging & Containers 0.85%
Smurfit-Stone Container Corp. *	70,200	727,272

Pharmaceutical 4.14%
American Pharmaceutical Partners, Inc. *	10,000	456,600
Mylan Laboratories, Inc.	22,600	435,276
Pfizer, Inc.	63,100	1,575,607
Wyeth	23,300	1,078,091
		3,545,574
Retail Stores 4.72%
Best Buy Company, Inc.	16,950	737,834
Home Depot, Inc., The	20,100	766,614
J.C. Penney Company, Inc.	17,400	825,108
Office Depot, Inc. *	57,400	1,704,780
		4,034,336
Telecommunications - Integrated 2.20%
Alltel Corp.	14,900	970,139
Sprint Nextel Corp.	38,400	913,152
		1,883,291
Telecommunications - Wireline 2.23%
Telus Corp.	46,900	1,910,706

Tobacco 2.48%
Altria Group, Inc.	28,800	2,122,848

Utilities - Electric & Gas 3.55%
Dominion Resources, Inc.	10,400	895,856
Exelon Corp.	15,100	806,944
TXU Corp.	11,800	1,331,984
		3,034,784

TOTAL COMMON STOCK (Cost $68,502,141)		83,914,269

TOTAL INVESTMENTS (Cost $68,502,141)	98.08%	83,914,269
OTHER ASSETS, LESS LIABILITIES	1.92%	1,646,614
TOTAL NET ASSETS	100.00%	$85,560,883

LEGEND
* Non-income producing security.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
MID-CAP GROWTH PORTFOLIO
SEPTEMBER 30, 2005

	Shares	Market Value

COMMON STOCK 99.42%
Advertising 2.64%
aQuantive, Inc. *	5,430	$109,306
Getty Images, Inc. *	2,750	236,610
Monster Worldwide, Inc. *	9,910	304,336
		650,252
Banking 0.66%
Northern Trust Corp.	3,220	162,771

Beverages 0.39%
Hansen Natural Corp. *	2,070	97,456

Broadcasting 1.41%
Sirius Satellite Radio, Inc. *	52,930	346,692

Building Materials 0.80%
Florida Rock Industries, Inc.	3,080	197,397

Capital Markets 5.40%
Affiliated Managers Group, Inc. *	3,730	270,127
Ameritrade Holding Corp. *	11,470	246,376
Jefferies Group, Inc.	3,210	139,796
Legg Mason, Inc.	2,340	256,675
T. Rowe Price Group, Inc.	6,390	417,267
		1,330,241
Chemicals 0.71%
Mosaic Co., The *	10,920	174,938

Commercial Services 3.51%
Alliance Data Systems Corp. *	4,800	187,920
Express Scripts, Inc. *	2,700	167,940
Global Payments, Inc.	2,710	210,621
Roper Industries, Inc.	7,580	297,818
		864,299
Computer Equipment & Services 3.60%
CDW Corp.	3,230	190,312
Comverse Technology, Inc. *	11,090	291,334
SanDisk Corp. *	8,390	404,818
		886,464
Computer Information & Technology 0.82%
Cogent, Inc. *	7,950	188,813
Ixia *	840	12,356
		201,169
Computer Network 1.33%
Foundry Networks, Inc. *	14,450	183,515
NETGEAR, Inc. *	5,950	143,157
		326,672
Diversified Financial Services 2.35%
Chicago Mercantile Exchange, The	570	192,261
Mellon Financial Corp.	5,930	189,582
SEI Investments Co.	5,230	196,543
		578,386
Electrical Equipment 0.76%
WESCO International, Inc. *	5,540	187,640

Electronics 3.35%
Agilent Technologies, Inc. *	9,290	304,248
AMETEK, Inc.	3,950	169,732
Itron, Inc. *	2,500	114,150
Teradyne, Inc. *	14,330	236,445
		824,575
Electronics - Semiconductors 9.22%
Advanced Micro Devices, Inc. *	15,710	395,892
Analog Devices, Inc.	8,010	297,491
ASML Holding, NV *	11,610	191,681
Cypress Semiconductor Corp. *	13,250	199,413
Genesis Microchip, Inc. *	7,310	160,455
KLA-Tencor Corp.	8,730	425,675
Micron Technology, Inc. *	5,890	78,337
Silicon Laboratories, Inc. *	4,260	129,461
SiRF Technology Holdings, Inc. *	2,790	84,063
Varian Semiconductor Equipment Associates *	7,240	306,759
		2,269,227
Entertainment & Leisure 4.44%
Gaylord Entertainment Co. *	2,530	120,555
Harrah's Entertainment, Inc.	3,010	196,222
MGM Mirage *	6,970	305,077
Scientific Games Corp. *	7,970	247,070
Station Casinos, Inc.	3,360	222,970
		1,091,894
Food Products 0.62%
Dean Foods Co. *	3,920	152,331

Healthcare 4.79%
Bausch & Lomb, Inc.	2,960	238,813
Community Health Systems, Inc. *	3,180	123,416
Coventry Health Care, Inc. *	2,430	209,029
DaVita, Inc. *	3,570	164,470
PacifiCare Health Systems, Inc. *	3,870	308,749
WellChoice, Inc. *	1,790	135,861
		1,180,338
Human Resources 0.69%
Manpower, Inc.	3,840	170,458

Insurance 0.95%
Fidelity National Financial, Inc.	5,270	234,620

Internet Services 3.73%
Akamai Technologies, Inc. *	8,940	142,593
CNET Networks, Inc. *	19,470	264,208
F5 Networks, Inc. *	2,370	103,024
Netease.com, Inc., ADR *	1,230	110,712
Openwave Systems, Inc. *	11,650	209,467
ValueClick, Inc. *	5,090	86,988
		916,992
Lodging 0.99%
Starwood Hotels & Resorts Worldwide, Inc.	4,280	244,688

Machinery 1.54%
Joy Global, Inc.	5,000	252,300
Terex Corp. *	2,550	126,047
		378,347
Manufacturing 3.52%
Ceradyne, Inc. *	2,620	96,102
Fortune Brands, Inc.	4,260	346,466
Precision Castparts Corp.	5,020	266,562
WMS Industries, Inc. *	5,590	157,247
		866,377
Medical - Biotechnology 0.83%
Protein Design Labs, Inc. *	7,320	204,960

Medical Products 3.89%
C. R. Bard, Inc.	2,490	164,415
Dade Behring Holdings, Inc.	6,460	236,824
Fisher Scientific International, Inc. *	3,660	227,103
Henry Schein, Inc. *	5,120	218,214
MGI Pharma, Inc. *	4,780	111,422
		957,978
Mining & Metals - Ferrous & Nonferrous 2.48%
Allegheny Technologies, Inc.	4,630	143,437
CONSOL Energy, Inc.	2,980	227,285
Peabody Energy Corp.	2,830	238,711
		609,433
Mining & Metals - Precious 0.31%
Freeport-McMoRan Copper & Gold, Inc., Class B	1,580	76,772

Motor Vehicle Manufacturing 0.76%
Oshkosh Truck Corp.	4,350	187,746

Oil & Gas - Distribution & Marketing 1.33%
Kinder Morgan, Inc.	1,440	138,470
Tidewater, Inc.	3,900	189,813
		328,283
Oil & Gas - Integrated 2.44%
Questar Corp.	1,430	126,012
Southwestern Energy Co. *	2,410	176,894
Sunoco, Inc.	3,800	297,160
		600,066
Oil & Gas Producers 4.21%
Chesapeake Energy Corp.	3,360	128,520
Range Resources Corp.	8,150	314,672
Ultra Petroleum Corp. *	4,630	263,354
XTO Energy, Inc.	7,303	330,972
		1,037,518
Oil & Gas Services & Equipment 3.08%
Grant Prideco, Inc. *	6,140	249,591
National Oilwell Varco, Inc. *	4,920	323,736
Patterson-UTI Energy, Inc.	5,100	184,008
		757,335
Pharmaceutical 7.44%
Allergan, Inc.	2,480	227,218
Celgene Corp. *	5,050	274,316
Forest Laboratories, Inc. *	6,000	233,820
Kos Pharmaceuticals, Inc. *	2,470	165,317
MedImmune, Inc. *	6,720	226,128
Omnicare, Inc.	5,270	296,332
Sepracor, Inc. *	3,550	209,415
Shire Pharmaceuticals Group, PLC, ADR	5,340	197,527
		1,830,073
Retail Stores 5.38%
Chico's FAS, Inc. *	8,360	307,648
GameStop Corp. *	4,420	139,097
Nordstrom, Inc.	4,620	158,558
Urban Outfitters, Inc. *	9,300	273,420
Whole Foods Market, Inc.	1,700	228,565
Williams-Sonoma, Inc. *	5,670	217,445
		1,324,733
Telecommunications - Equipment & Services 3.67%
ADTRAN, Inc.	5,370	169,155
Broadcom Corp. *	12,200	572,293
JDS Uniphase Corp. *	67,150	149,073
		890,521
Telecommunications - Wireless 1.58%
NII Holdings, Inc., Class B *	4,620	390,159

Textiles & Apparel 2.34%
Coach, Inc. *	11,750	368,480
Polo Ralph Lauren Corp.	4,140	208,242
		576,722
Transportation 1.46%
C.H. Robinson Worldwide, Inc.	3,050	195,566
UTI Worldwide, Inc.	2,120	164,724
		360,290

TOTAL COMMON STOCK (Cost $20,185,528)		24,466,813

PREFERRED STOCK 0.37%
Aerospace & Defense 0.37%
Empresa Brasiliera de Aeronautica, SA, ADR	2,360	91,096

TOTAL PREFERRED STOCK (Cost $91,040)		91,096

TOTAL INVESTMENTS (Cost $20,276,568)	99.79%	24,557,909

OTHER ASSETS, LESS LIABILITIES	0.21%	52,291
TOTAL NET ASSETS	100.00%	$24,610,200

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
MID-CAP VALUE PORTFOLIO
SEPTEMBER 30, 2005

	Shares	Market Value

COMMON STOCK 99.19%
Aerospace & Defense 2.08%
Goodrich Corp.	20,800	$922,272

Agricultural Operations 1.02%
Bunge, Ltd.	8,600	452,532

Airlines 0.16%
Continental Airlines, Inc., Class B *	7,600	73,416

Appliances 1.24%
Whirlpool Corp.	7,300	553,121

Automotive Parts & Equipment 4.50%
American Axle & Manufacturing Holdings, Inc.	18,100	417,748
BorgWarner, Inc.	7,800	440,388
Compagnie Generale des Etablissements Michelin, Class B	12,937	762,431
TRW Automotive Holdings Corp. *#†	2,600	76,284
TRW Automotive Holdings Corp. *	10,300	302,202
		1,999,053
Automotive Rentals 0.46%
United Rentals, Inc. *	10,400	204,984

Banking 5.78%
CIT Group, Inc.	23,600	1,066,248
City National Corp.	1,400	98,126
IndyMac Bancorp, Inc.	7,800	308,724
UnionBanCal Corp.	8,400	585,648
Webster Financial Corp.	11,300	508,048
		2,566,794
Broadcasting 0.80%
Liberty Global, Inc., Class A *	6,716	181,869
Liberty Global, Inc., Class C *	6,716	172,937
		354,806
Capital Markets 1.16%
Affiliated Managers Group, Inc. *	7,100	514,182

Chemicals 3.80%
Albemarle Corp.	8,600	324,220
Cytec Industries, Inc.	12,100	524,898
Engelhard Corp.	12,000	334,920
Huntsman Corp. *	25,700	502,435
		1,686,473
Computer Equipment & Services 3.65%
Arrow Electronics, Inc. *	34,700	1,088,192
Seagate Technology	33,700	534,145
		1,622,337
Consulting Services 0.63%
BearingPoint, Inc. *	36,900	280,071

Diversified Financial Services 2.42%
Ambac Financial Group, Inc.	14,900	1,073,695

Diversified Operations 2.10%
Carlisle Companies, Inc.	2,400	152,568
Trinity Industries, Inc.	19,300	781,457
		934,025
Electrical Equipment 1.31%
Hughes Supply, Inc.	17,800	580,280

Electronic Components 0.66%
GrafTech International, Ltd. *	53,800	292,134

Electronics 1.80%
Teradyne, Inc. *	22,800	376,200
Vishay Intertechnology, Inc. *	35,375	422,731
		798,931
Electronics - Semiconductors 6.39%
Fairchild Semiconductor International, Inc. *	58,400	867,824
International Rectifier Corp. *	2,800	126,224
Lam Research Corp. *	28,200	859,254
QLogic Corp. *	5,500	188,100
Varian Semiconductor Equipment Associates *	18,800	796,556
		2,837,958
Food Products 2.52%
Ralcorp Holdings, Inc.	5,700	238,944
Smithfield Foods, Inc. *	16,400	486,752
Tyson Foods, Inc.	21,700	391,685
		1,117,381
Food Service & Restaurants 2.55%
CBRL Group, Inc.	19,400	653,004
Ruby Tuesday, Inc.	22,000	478,720
		1,131,724
Forest Products & Paper 1.11%
Sappi, Ltd., ADR	29,200	344,268
Temple-Inland, Inc.	3,700	151,145
		495,413
Healthcare 1.24%
Coventry Health Care, Inc. *	5,000	430,100
Health Net, Inc. *	2,600	123,032
		553,132
Home Furnishings 0.86%
Newell Rubbermaid, Inc.	16,900	382,785

Household Products 0.43%
Yankee Candle Company, Inc., The	7,900	193,550

Insurance 7.98%
Everest Re Group, Ltd.	4,700	460,130
Platinum Underwriter Holdings, Ltd.	6,500	194,285
Radian Group, Inc.	14,400	764,640
Reinsurance Group of America, Inc.	24,000	1,072,800
RenaissanceRe Holdings, Ltd.	11,900	520,387
UnumProvident Corp.	26,000	533,000
		3,545,242
Investment Companies 1.67%
Apollo Investment Corp.	37,500	742,500

Manufacturing 3.14%
Acco Brands Corp. *	1,600	45,152
Acuity Brands, Inc.	10,400	308,568
Grupo IMSA, SA de CV, Series UBC	56,700	146,696
Pall Corp.	9,800	269,500
Parker-Hannifin Corp.	9,700	623,807
		1,393,723
Marine Services 1.31%
SBM Offshore, NV	6,939	580,620

Medical - Biotechnology 0.51%
Bio-Rad Laboratories, Inc., Class A *	4,100	225,459

Medical Products 0.27%
Henry Schein, Inc. *	2,800	119,336

Mining & Metals - Ferrous & Nonferrous 3.03%
Arch Coal, Inc.	10,800	729,000
Inco, Ltd.	13,000	615,550
		1,344,550
Multimedia 2.35%
Cinram International, Inc.	47,800	1,044,055

Office Equipment 1.10%
Tektronix, Inc.	19,300	486,939

Oil & Gas - Distribution & Marketing 0.32%
UGI Corp.	5,100	143,565

Oil & Gas Producers 2.34%
Newfield Exploration Co. *	9,800	481,180
Noble Energy, Inc.	11,900	558,110
		1,039,290
Packaging & Containers 2.18%
Pactiv Corp. *	42,200	739,344
Smurfit-Stone Container Corp. *	22,000	227,920
		967,264
Pharmaceutical 5.84%
Barr Pharmaceuticals, Inc. *	16,500	906,180
Endo Pharmaceuticals Holdings, Inc. *	35,700	952,119
Impax Laboratories, Inc. *	30,300	365,115
Theravance, Inc. *	17,500	368,200
		2,591,614
Publishing & Printing 3.57%
Dex Media, Inc.	29,400	817,026
R.R. Donnelley & Sons Co.	20,700	767,349
		1,584,375
Real Estate 2.11%
CB Richard Ellis Group, Inc., Class A *	10,800	531,360
KKR Financial Corp., REIT	18,200	404,768
		936,128
Retail Stores 4.66%
Foot Locker, Inc.	38,400	842,496
Fossil, Inc. *	14,200	258,298
Office Depot, Inc. *	28,800	855,360
Ross Stores, Inc.	4,800	113,760
		2,069,914
Telecommunications - Equipment & Services 0.22%
Scientific-Atlanta, Inc.	2,600	97,526

Telecommunications - Wireline 0.45%
Citizens Communications Co.	14,700	199,185

Textiles & Apparel 0.98%
V.F. Corp.	7,500	434,775

Transportation 1.28%
Yellow Roadway Corp. *	13,700	567,454

Utilities - Electric & Gas 3.80%
PPL Corp.	33,000	1,066,890
Wisconsin Energy Corp.	15,600	622,752
		1,689,642
Wholesale Distributor 1.41%
United Stationers, Inc. *	13,100	626,966

TOTAL COMMON STOCK (Cost $37,846,261)		44,051,171

TOTAL INVESTMENTS (Cost $37,846,261)	99.19%	44,051,171

OTHER ASSETS, LESS LIABILITIES	0.81%	358,010
TOTAL NET ASSETS	100.00%	$44,409,181

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
† Fair Valued Security
# Security purchased pursuant to and is exempt from registration under Section 4(2) of the Securities Act of 1933.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
SMALL COMPANY PORTFOLIO
SEPTEMBER 30, 2005

	Shares	Market Value

COMMON STOCK 96.57%
Advertising 0.81%
aQuantive, Inc. *	27,510	$553,776

Banking 3.07%
Cathay General Bancorp	9,000	319,140
CoBiz, Inc.	11,810	219,784
SVB Financial Group *	17,930	872,115
United Community Banks, Inc.	11,150	317,775
Western Alliance Bancorp *	12,700	356,870
		2,085,684
Beverages 0.62%
Central European Distribution Corp. *	9,900	421,641

Building Construction 0.33%
Building Materials Holding Corp.	2,400	223,656

Building Materials 0.41%
Beacon Roofing Supply, Inc. *	8,500	277,695

Capital Markets 2.83%
Calamos Asset Management, Inc.	17,900	441,772
Greenhill & Company, Inc.	12,900	537,801
International Securities Exchange, Inc. *	12,400	290,160
Jefferies Group, Inc.	15,000	653,250
		1,922,983
Commercial Services 1.14%
Euronet Worldwide, Inc. *	13,700	405,383
Healthcare Services Group, Inc.	19,208	369,754
		775,137
Computer Equipment & Services 1.74%
Blue Coat Systems, Inc. *	14,000	608,720
M-Systems Flash Disk Pioneers, Ltd. *	19,110	571,771
		1,180,491
Computer Information & Technology 3.23%
Cognex Corp	21,900	658,533
FactSet Research Systems, Inc.	22,500	792,900
Kanbay International, Inc. *	24,404	458,795
Kronos, Inc. *	6,350	283,464
		2,193,692
Computer Network 2.45%
Anteon International Corp. *	6,300	269,388
MicroStrategy, Inc. *	8,800	618,552
SRA International, Inc. *	21,960	779,141
		1,667,081
Computer Software 5.15%
Blackboard, Inc. *	18,850	471,439
Red Hat, Inc. *	27,936	591,964
Salesforce.com, Inc.	21,400	494,768
Ultimate Software Group, Inc., The *	14,400	265,248
Verint Systems, Inc. *	18,053	739,090
WebEx Communications, Inc. *	21,800	534,318
Witness Systems, Inc. *	19,340	404,013
		3,500,840
Consulting Services 4.93%
Advisory Board Co., The *	14,060	731,682
Corporate Executive Board Co., The	6,670	520,127
CRA International, Inc. *	8,400	350,196
FTI Consulting, Inc. *	23,000	580,980
Sapient Corp. *	78,700	491,875
WebSideStory, Inc. *	14,820	262,610
Wind River Systems, Inc. *	32,200	416,346
		3,353,816
Cosmetics & Personal Care 0.47%
Nu Skin Enterprises, Inc.	16,600	316,230

Diversified Financial Services 1.91%
Morningstar, Inc. *	25,700	822,400
Nelnet, Inc. *	9,900	376,299
State National Bancshares, Inc. *	3,800	98,800
		1,297,499
Educational Services 1.66%
Bright Horizons Family Solutions, Inc. *	21,976	843,878
Universal Technical Institute, Inc. *	8,000	284,880
		1,128,758
Electronic Components 1.41%
Moog, Inc. *	9,160	270,403
NovAtel, Inc. *	10,000	263,400
Trimble Navigation, Ltd. *	12,540	422,473
		956,276
Electronics - Semiconductors 5.10%
Advanced Analogic Technologies, Inc. *	25,079	280,634
Atheros Communications *	45,000	439,200
ATMI, Inc. *	21,900	678,900
Microsemi Corp. *	25,600	653,824
SiRF Technology Holdings, Inc. *	18,000	542,340
Trident Microsystems, Inc. *	10,406	331,015
Varian Semiconductor Equipment Associates *	12,700	538,099
		3,464,012
Entertainment & Leisure 2.63%
Mikohn Gaming Corp. *	31,560	419,432
Scientific Games Corp. *	32,300	1,001,300
Shuffle Master, Inc. *	13,797	364,655
		1,785,387
Food Products 1.77%
Diamond Foods, Inc. *	23,640	404,244
United Natural Foods, Inc. *	22,600	799,136
		1,203,380
Food Service & Restaurants 0.62%
Provide Commerce, Inc. *	17,500	424,725

Healthcare 4.16%
Psychiatric Solutions, Inc. *	14,840	804,773
Sierra Health Services *	6,300	433,881
Symbion, Inc. *	22,900	592,423
WebMD Health Corp. *	12,700	313,042
Wellcare Health Plans, Inc. *	18,470	684,314
		2,828,433
Human Resources 3.13%
Administaff, Inc.	15,930	633,058
Labor Ready, Inc. *	22,300	571,995
Resources Connection, Inc. *	31,100	921,493
		2,126,546
Insurance 1.22%
North Pointe Holdings Corp. *	19,678	244,991
ProAssurance Corp. *	12,480	582,442
		827,433
Internet Services 3.14%
Digitas, Inc. *	54,105	614,633
Openwave Systems, Inc. *	30,820	554,144
Stamps.com, Inc. *	35,600	612,676
Websense, Inc. *	6,900	353,349
		2,134,802
Machinery 1.70%
Curtiss-Wright Corp.	4,720	291,271
UNOVA, Inc. *	24,800	867,504
		1,158,775
Manufacturing 1.61%
Hexcel Corp. *	35,200	643,808
Warnaco Group, Inc., The *	20,540	450,031
		1,093,839
Medical - Biotechnology 2.67%
Abgenix, Inc. *	57,900	734,172
CV Therapeutics, Inc. *	24,800	663,400
Meridian Bioscience, Inc.	20,010	414,207
		1,811,779
Medical Products 6.61%
Alkermes, Inc. *	16,200	272,160
American Medical Systems Holdings, Inc.	7,000	141,050
ArthroCare Corp. *	25,430	1,022,795
Foxhollow Technologies, Inc. *	5,600	266,616
Hologic, Inc. *	12,700	733,425
Integra LifeSciences Holdings *	9,950	380,687
Intuitive Surgical, Inc. *	7,700	564,333
Kyphon, Inc. *	13,100	575,614
Ventana Medical Systems, Inc. *	14,100	536,787
		4,493,467
Medical Supplies 1.16%
Sybron Dental Specialties, Inc. *	18,930	787,109

Mining & Metals - Ferrous & Nonferrous 1.83%
Alpha Natural Resources, Inc. *	20,500	615,820
Foundation Coal Holdings, Inc.	16,400	630,580
		1,246,400
Oil & Gas - Integrated 1.19%
Denbury Resources, Inc. *	8,900	448,916
Energy Partners, Ltd. *	11,500	359,030
		807,946
Oil & Gas Producers 2.77%
Encore Acquisition Co. *	13,800	536,130
KCS Energy, Inc. *	21,280	585,838
Penn Virginia Corp.	120	6,925
Unit Corp. *	13,700	757,336
		1,886,229
Oil & Gas Services & Equipment 7.29%
Atwood Oceanics, Inc. *	5,900	496,839
Cal Dive International, Inc. *	12,950	821,160
Hydril Co. *	6,100	418,704
Oil States International, Inc. *	17,500	635,425
Superior Energy Services, Inc. *	19,600	452,564
Superior Well Services, Inc. *	18,300	422,730
TETRA Technologies, Inc. *	20,650	644,693
Todco	15,100	629,821
W-H Energy Services, Inc. *	13,420	435,076
		4,957,012
Pharmaceutical 1.46%
Coley Pharmaceutical Group *	11,900	216,580
Kos Pharmaceuticals, Inc. *	5,263	352,253
Noven Pharmaceutical, Inc. *	15,100	211,400
Vion Pharmaceuticals, Inc. *	97,841	212,315
		992,548
Real Estate 0.81%
Jones Lang LaSalle, Inc. *	11,990	552,259

Research & Development 2.44%
PRA International *	21,500	651,665
SFBC International, Inc. *	22,610	1,003,658
		1,655,323
Retail - Internet 0.81%
Blue Nile, Inc. *	11,030	348,989
Overstock.com, Inc. *	5,200	199,420
		548,409
Retail Stores 2.70%
Coldwater Creek, Inc. *	18,919	477,137
Fossil, Inc. *	10,925	198,726
Golf Galaxy, Inc. *	1,300	20,722
Guitar Center, Inc. *	7,100	391,991
Hibbett Sporting Goods, Inc. *	17,918	398,664
Zumiez, Inc. *	10,630	346,857
		1,834,097
Telecommunications - Equipment & Services 0.30%
Plantronics, Inc.	6,600	203,346

Telecommunications - Wireline 1.92%
NeuStar, Inc. *	40,900	1,308,391

Textiles & Apparel 1.42%
Guess?, Inc. *	22,800	488,604
Volcom, Inc. *	17,100	478,971
		967,575
Toys 0.57%
Marvel Entertainment, Inc. *	21,500	384,205

Transportation 1.76%
Landstar System, Inc.	20,470	819,414
USA Truck, Inc. *	15,000	379,500
		1,198,914
Wholesale Distributor 1.62%
Aviall, Inc. *	21,120	713,434
LKQ, Corp. *	12,800	386,560
		1,099,994

TOTAL COMMON STOCK (Cost $55,508,657)		65,637,590

TOTAL INVESTMENTS (Cost $55,508,657)	96.57%	65,637,590

OTHER ASSETS, LESS LIABILITIES	3.43%	2,328,954
TOTAL NET ASSETS	100.00%	$67,966,544

LEGEND
* Non-income producing security.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
SMALL-CAP VALUE PORTFOLIO
SEPTEMBER 30, 2005

	Shares	Market Value

COMMON STOCK 97.77%
Automotive Parts & Equipment 1.86%
Bandag, Inc.	7,900	$338,594
Bandag, Inc., Class A	2,500	92,775
CLARCOR, Inc.	18,200	522,704
		954,073
Banking 8.43%
Brookline Bancorp, Inc.	29,000	458,780
Chemical Financial Corp.	19,630	637,975
Chittenden Corp.	18,575	492,423
Cullen/Frost Bankers, Inc.	10,300	508,202
First Charter Corp.	7,500	183,600
Hudson United Bancorp	23,400	990,522
Provident Financial Services, Inc.	22,200	390,720
UMB Financial Corp.	600	39,408
Westamerica Bancorporation	12,100	624,965
		4,326,595
Building Materials 5.04%
Eagle Materials, Inc., Class B	4,700	543,790
Eagle Materials, Inc.	4,100	497,617
NCI Building Systems, Inc. *	29,800	1,215,542
Simpson Manufacturing Company, Inc.	8,500	332,690
		2,589,639
Building Services 1.65%
Dycom Industries, Inc. *	42,000	849,240

Capital Markets 1.63%
Waddell & Reed Financial, Inc., Class A	43,300	838,288

Chemicals 1.94%
Arch Chemicals, Inc.	24,100	560,325
H.B. Fuller Co.	14,100	438,228
		998,553
Commercial Services 1.16%
eFunds Corp. *	31,500	593,145

Computer Network 1.87%
SafeNet, Inc. *	26,400	958,584

Computer Software 1.32%
Inter-Tel, Inc.	32,300	678,300

Cosmetics & Personal Care 1.73%
Steiner Leisure, Ltd., ADR *	26,200	890,014

Educational Services 0.80%
Learning Tree International, Inc. *	31,192	411,734

Electronic Components 3.26%
Benchmark Electronics, Inc. *	24,900	749,988
Micrel, Inc. *	82,300	924,229
		1,674,217
Electronics 2.67%
AMETEK, Inc.	13,100	562,907
Electro Scientific Industries, Inc. *	36,200	809,432
		1,372,339
Electronics - Semiconductors 2.79%
AMIS Holdings, Inc. *	35,800	424,588
DSP Group, Inc. *	39,300	1,008,438
		1,433,026
Entertainment & Leisure 2.24%
Carmike Cinemas, Inc.	19,200	440,448
World Wrestling Entertainment, Inc.	54,400	707,200
		1,147,648
Food Products 2.36%
Fresh Del Monte Produce, Inc.	20,300	552,566
Lance, Inc.	37,700	658,242
		1,210,808
Food Service & Restaurants 0.64%
Ryan's Restaurant Group, Inc. *	28,200	329,094

Forest Products & Paper 1.45%
Glatfelter	15,000	211,350
Wausau-Mosinee Paper Corp.	42,500	531,675
		743,025
Healthcare 1.28%
Option Care, Inc.	44,950	658,068

Insurance 4.72%
Allmerica Financial Corp. *	21,300	876,282
Infinity Property & Casualty Corp.	23,000	807,070
IPC Holdings, Ltd.	22,600	737,890
		2,421,242
Lodging 1.51%
La Quinta Corp. *	89,200	775,148

Machinery 2.08%
Briggs & Stratton Corp.	30,800	1,065,372

Manufacturing 5.73%
Acuity Brands, Inc.	23,600	700,212
Lincoln Electric Holdings, Inc.	17,600	693,440
Paxar Corp. *	23,600	397,660
Wabtec, Inc.	20,600	561,968
Warnaco Group, Inc., The *	26,800	587,188
		2,940,468
Marketing Services 2.77%
ADVO, Inc.	20,400	638,316
Arbitron, Inc.	19,700	784,848
		1,423,164
Medical - Biotechnology 1.84%
Charles River Laboratories International, Inc. *	21,600	942,192

Medical Products 2.56%
Arrow International, Inc.	18,034	508,559
Orthofix International, NV *	18,470	805,292
		1,313,851
Medical Supplies 1.59%
Sybron Dental Specialties, Inc. *	19,600	814,968

Multimedia 1.62%
Journal Communications, Inc.	55,800	831,420

Office Equipment 1.43%
Herman Miller, Inc.	24,200	733,260

Oil & Gas - Distribution & Marketing 1.47%
UGI Corp.	26,900	757,235

Oil & Gas Producers 2.78%
Brigham Exploration Co. *	59,900	769,715
Cimarex Energy Co. *	14,500	657,285
		1,427,000
Oil & Gas Services & Equipment 2.76%
Superior Energy Services, Inc. *	31,700	731,953
Universal Compression Holdings, Inc. *	17,200	684,044
		1,415,997
Pharmaceutical 2.40%
ICON, PLC, ADR *	24,600	1,230,000

Publishing & Printing 1.36%
Banta Corp.	13,700	697,193

Railroad 1.47%
Florida East Coast Industries, Inc.	16,700	756,343

Real Estate 6.67%
Cresent Real Estate Equities Co., REIT	41,100	842,961
Post Properties, Inc., REIT	21,800	812,050
Sun Communities, Inc., REIT	19,500	638,820
Tanger Factory Outlet Centers, Inc., REIT	20,400	567,324
Trammell Crow Co. *	22,900	565,172
		3,426,327
Retail Stores 2.59%
Dress Barn, Inc., The *	26,700	607,692
Payless ShoeSource, Inc. *	41,600	723,840
		1,331,532
Security Systems 1.57%
Armor Holdings, Inc. *	18,800	808,588

Telecommunications - Equipment & Services 1.30%
Plantronics, Inc.	21,600	665,496

Textiles & Apparel 1.14%
Oxford Industries, Inc.	13,000	586,560

Utilities - Electric & Gas 2.29%
Black Hills Corp.	15,300	663,561
MGE Energy, Inc.	14,000	511,140
		1,174,701

TOTAL COMMON STOCK (Cost $41,284,783)		50,194,447

TOTAL INVESTMENTS (Cost $41,284,783)	97.77%	50,194,447
OTHER ASSETS, LESS LIABILITIES	2.23%	1,143,179
TOTAL NET ASSETS	100.00%	$51,337,626

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
INTERNATIONAL EQUITY PORTFOLIO
SEPTEMBER 30, 2005

	Shares	Market Value

COMMON STOCK 97.76%
Australia 0.91%
CSL Limited	13,717	$402,240

Austria 1.64%
Erste Bank der oestereichischen Sparkassen, AG	13,505	724,587

Brazil 2.27%
Natura Cosmeticos, SA	6,300	252,374
Petroleo Brasilieiro, SA, ADR	10,467	748,286
		1,000,660
Canada 8.57%
Canadian National Railway Co.	19,860	1,409,861
Precision Drilling Corp. *	13,410	661,025
Shoppers Drug Mart Corp.	26,199	927,778
Talisman Energy, Inc.	16,026	785,420
		3,784,084
France 9.93%
JC Decaux, SA *	28,932	640,453
Sanofi-Aventis	13,533	1,121,767
Thomson, SA	20,412	425,763
Veolia Environnement	13,055	552,642
Vinci, SA	19,045	1,645,255
		4,385,880
Germany 5.03%
Continental, AG	16,439	1,353,334
Hypo Real Estate Holding, AG	17,031	866,540
		2,219,874
Hong Kong 3.69%
CNOOC, Ltd., ADR	6,239	450,393
Hang Lung Properties, Ltd.	258,331	411,249
Shangri-La Asia, Ltd.	474,369	767,399
		1,629,041
India 2.67%
ICICI Bank, Ltd., ADR	16,802	474,657
Reliance Industries, Ltd., GDR, Series 144A #	19,506	704,106
		1,178,763
Ireland 1.45%
Anglo Irish Bank Corporation, PLC	46,868	638,544

Japan 19.99%
Chugai Pharmaceutical Company, Ltd.	45,100	861,492
Credit Saison Company, Ltd.	16,600	729,381
Fanuc, Ltd.	5,959	482,651
Keyence Corp.	1,800	453,256
Leopalace21 Corp. *	31,135	752,690
Mitsubishi Tokyo Financial Group, Inc.	64	841,362
Murata Manufacturing Company, Ltd.	12,300	686,951
Nippon Electric Glass Company, Ltd.	50,000	902,153
Sumitomo Mitsui Financial Group, Inc.	80	755,250
Sumitomo Realty & Development Company, Ltd.	62,000	920,099
Toyota Motor Corp.	14,700	674,431
Yamada Denki Company, Ltd.	10,100	769,040
		8,828,756
Mexico 6.70%
America Movil, SA de CV, Series L, ADR	38,308	1,008,267
Cemex, SA de CV, ADR	18,469	965,929
Grupo Televisa, SA, ADR	13,710	983,144
		2,957,340
Norway 0.91%
Stolt Offshore, SA *	34,429	399,736

Singapore 1.97%
Capitaland, Ltd.	469,000	871,654

South Korea 4.39%
Hyundai Motor Co.	9,870	772,352
Samsung Electronics Company, Ltd.	1,300	733,941
SK Telecom Company, Ltd.	2,225	432,609
		1,938,902
Sweden 2.57%
Telefonaktiebolaget LM Ericsson, ADR	30,857	1,136,772

Switzerland 10.04%
Lonza Group, AG	18,703	1,108,283
Roche Holding, AG	14,333	1,998,815
UBS, AG	15,518	1,323,959
		4,431,057
United Kingdom 13.08%
ARM Holdings, PLC	318,780	662,598
British Energy Group, PLC *	52,255	442,776
Carphone Warehouse Group, PLC, The	143,196	504,086
Diageo, PLC	44,975	648,410
EMI Group, PLC	92,028	394,778
Enterprise Inns, PLC	88,672	1,321,531
InterContinental Hotels Group, PLC	69,141	876,952
Reckitt Benckiser, PLC	30,239	923,806
		5,774,937
United States 1.95%
Kerzner International, Ltd. *	8,211	456,121
Wynn Resorts, Ltd. *	9,002	406,440
		862,561

TOTAL COMMON STOCK (Cost $37,072,602)		43,165,388

PREFERRED STOCK 1.23%
Germany 1.23%
Fresenius, AG	3,903	542,345

TOTAL PREFERRED STOCK (Cost $443,936)		542,345

TOTAL INVESTMENTS (Cost $37,516,538)	98.99%	43,707,733
OTHER ASSETS, LESS LIABILITIES	1.01%	447,784
TOTAL NET ASSETS	100.00%	$44,155,517

LEGEND
* Non-income producing security.
# Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
WORLD GROWTH STOCK PORTFOLIO
SEPTEMBER 30, 2005

	Shares	Market Value

COMMON STOCK 96.02%
Bermuda 2.11%
Ace, Ltd.	32,000	$1,506,240
XL Capital, Ltd.	18,540	1,261,276
		2,767,516
Canada 1.84%
Alcan, Inc.	24,120	765,830
BCE, Inc.	59,880	1,643,269
		2,409,099
Finland 3.07%
KCI Konecranes Oyj	27,310	1,267,706
Stora Enso Oyj, Class R	93,800	1,293,793
UPM-Kymmene Oyj	72,910	1,463,650
		4,025,149
France 4.94%
Accor, SA	21,770	1,102,936
Axa	38,470	1,059,386
Sanofi-Aventis	21,766	1,804,211
Suez, SA	34,850	1,010,541
Total, SA	5,500	1,505,968
		6,483,042
Germany 5.74%
BASF, AG	17,700	1,335,930
Bayerische Motoren Werke (BMW), AG	28,700	1,349,184
Deutsche Post, AG	70,300	1,651,126
E.On, AG	20,430	1,886,831
Siemens, AG, ADR	16,840	1,302,237
		7,525,308
Hong Kong 3.43%
Cheung Kong (Holdings), Ltd.	73,000	824,306
China Mobile (Hong Kong), Ltd., ADR	37,600	926,464
Hutchison Whampoa, Ltd.	160,800	1,663,384
Swire Pacific, Ltd.	118,500	1,091,395
		4,505,549
Israel 0.50%
Check Point Software Technologies, Ltd. *	26,740	650,317

Italy 1.63%
ENI, SpA	71,900	2,142,089

Japan 10.20%
East Japan Railway Co.	170	971,943
Fuji Photo Film Company, Ltd.	29,000	956,944
Hitachi, Ltd.	188,000	1,192,624
KDDI Corp.	200	1,129,345
Konica Minolta Holdings, Inc.	67,500	614,611
Mabuchi Motor Company, Ltd.	15,700	775,719
NEC Corp.	94,000	510,058
Nintendo Company, Ltd.	13,600	1,588,707
Nippon Telegraph & Telephone Corp.	344	1,693,593
Nomura Holdings, Inc.	86,000	1,336,210
Sony Corp.	31,300	1,030,078
Takeda Pharmaceutical Company, Ltd.	26,400	1,574,590
		13,374,422
Mexico 1.03%
Telefonos de Mexico, SA de CV, ADR	63,520	1,351,070

Netherlands 5.16%
Akzo Nobel, NV	26,270	1,148,798
ING Groep, NV	56,540	1,689,247
Koninklijke (Royal) Philips Electronics, NV	61,700	1,644,788
Reed Elsevier, NV	94,800	1,312,158
Wolters Kluwer, NV, CVA	52,470	979,305
		6,774,296
Norway 1.03%
Telenor, ASA	151,060	1,354,476

Portugal 0.68%
Portugal Telecom, SGPS, SA	96,940	888,286

Singapore 0.48%
DBS Group Holdings, Ltd.	67,337	629,727

South Korea 4.41%
Kookmin Bank	20,650	1,219,371
KT Corp., ADR	51,580	1,160,550
Samsung Electronics Company, Ltd.	4,455	2,515,161
SK Telecom Company, Ltd., ADR	40,600	886,704
		5,781,786
Spain 5.42%
Banco Santander Central Hispano, SA	137,800	1,808,732
Iberdrola, SA	49,700	1,393,206
Repsol, SA	74,400	2,418,404
Telefonica, SA	90,896	1,492,650
		7,112,992
Sweden 2.45%
Nordea, AB	186,400	1,868,919
Securitas, AB, Class B	86,240	1,338,853
		3,207,772
Switzerland 3.29%
Nestle, SA	4,880	1,434,515
Swiss Re	20,100	1,325,138
UBS, AG	18,210	1,553,634
		4,313,287
Taiwan 0.90%
Chunghwa Telecom Company, Ltd., ADR	32,000	592,320
Compal Electronics, Inc., GDR, Series 144A #	119,200	588,180
		1,180,500
United Kingdom 18.97%
Amvescap, PLC	67,650	440,389
BAE Systems, PLC	298,760	1,815,391
BHP Billiton, PLC	47,041	762,242
Boots Group, PLC	108,000	1,162,533
BP Amoco, PLC, ADR	11,700	828,945
British Sky Broadcasting Group, PLC	147,600	1,463,467
Cadbury Schweppes, PLC	138,710	1,403,540
Compass Group, PLC	344,900	1,258,369
GlaxoSmithKline, PLC	82,100	2,094,254
HSBC Holdings, PLC	68,000	1,106,190
Pearson, PLC	61,270	714,257
Rentokil Initial, PLC	324,500	948,587
Rolls-Royce Group, PLC	255,000	1,684,813
Royal Dutch Shell, PLC, Class B	45,140	1,563,491
Royal Bank of Scotland Group, PLC	44,730	1,273,139
Shire Pharmaceuticals Group, PLC	82,920	1,011,381
Smiths Group, PLC	84,420	1,432,138
Standard Chartered, PLC	39,150	846,992
Unilever, PLC	153,520	1,607,710
Vodafone Group, PLC, ADR	56,480	1,466,786
		24,884,614
United States 18.74%
Abbott Laboratories	26,700	1,132,080
American International Group, Inc.	21,110	1,307,976
AmerisourceBergen Corp.	11,390	880,447
Aon Corp.	36,300	1,164,504
Avaya, Inc. *	101,360	1,044,008
Bank of America Corp.	27,200	1,145,120
BMC Software, Inc. *	82,440	1,739,484
Boston Scientific Corp. *	35,670	833,608
Bristol-Myers Squibb Co.	47,830	1,150,790
Cadence Design Systems, Inc. *	56,630	915,141
CIGNA Corp.	5,230	616,408
DirecTV Group, Inc., The *	113,500	1,700,230
Dow Chemical Co., The	23,460	977,578
Electronic Data Systems Corp.	22,260	499,514
H&R Block, Inc.	51,600	1,237,368
Maxtor Corp. *	143,000	629,200
Millipore Corp. *	14,100	886,749
Morgan Stanley	10,420	562,055
News Corporation, Inc., Class A	99,570	1,552,296
Pfizer, Inc.	63,060	1,574,608
Target Corp.	29,960	1,555,823
Tenet Healthcare Corp. *	82,800	929,844
Time Warner, Inc.	30,000	543,300
		24,578,131

TOTAL COMMON STOCK (Cost $101,806,442)		125,939,428

PREFERRED STOCK 0.76%
Brazil 0.76%
Companhia Vale do Rio Doce, (CVRD), ADR	25,800	1,003,878

TOTAL PREFERRED STOCK (Cost $206,830)		1,003,878

TOTAL INVESTMENTS (Cost $102,013,272)	96.78%	126,943,306

OTHER ASSETS, LESS LIABILITIES	3.22%	4,218,079
TOTAL NET ASSETS	100.00%	$131,161,385

LEGEND
* Non-income producing security.
# Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
HIGH YIELD BOND PORTFOLIO
SEPTEMBER 30, 2005

	Shares	Market Value

COMMON STOCK 0.95%
Automotive Parts & Equipment 0.34%
Magna International, Inc.	1,000	$74,860

Broadcasting 0.09%
Telewest Global, Inc. *	833	19,117

Chemicals 0.00%
Sterling Chemicals, Inc. *	4	96

Forest Products & Paper 0.01%
Corp Durango, SA de CV, Series B	3,498	2,436

Mining & Metals - Ferrous & Nonferrous 0.00%
Oxford Automotive, Inc. *†	12	0

Pharmaceutical 0.18%
Merck & Company, Inc.	1,400	38,094

Telecommunications - Integrated 0.22%
NTL, Inc. *	723	48,297

Telecommunications - Wireless 0.10%
Vodafone Group, PLC, ADR	854	22,178

Telecommunications - Wireline 0.01%
Versatel Telecom International, NV *	660	1,751

TOTAL COMMON STOCK (Cost $207,206)		206,829

PREFERRED STOCK 0.37%
Broadcasting 0.07%
Paxson Communications Corp., 14.250%, due 11/15/06	2	14,572

Publishing & Printing 0.30%
PRIMEDIA, Inc., Series H, 8.625%, due 04/01/10	650	65,325

Real Estate 0.00%
HRPT Properties Trust, Series B	25	663

Telecommunications - Integrated 0.00%
PTV, Inc., 10.000%, due 01/10/23	1	1

TOTAL PREFERRED STOCK (Cost $81,294)		80,561

CONVERTIBLE PREFERRED STOCK 0.34%
Motor Vehicle Manufacturing 0.34%
General Motors Corp., Series B, 5.250%, due 03/06/32	4,271	73,803

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $76,481)		73,803

RIGHTS AND WARRANTS 0.01%
Broadcasting 0.01%
Ono Finance, PLC, Series 144A, Equity Value Certificate, exp. 05/31/09 *#†	105	0
XM Satellite Radio, Inc., Warrants, exp. 03/15/10 *	35	2,485
		2,485
Chemicals 0.00%
Sterling Chemicals, Inc., Warrants, exp. 12/31/08 *†	7	0

Machinery 0.00%
Thermadyne Holdings Corp., Series B, Warrants, exp. 06/23/06 *	101	5

Packaging & Containers 0.00%
Pliant Corp., Series 144A, Warrants, exp. 06/01/10 *#‡	20	0

Telecommunications - Integrated 0.00%
Jazztel, PLC, Series 144A, Warrants, exp. 04/01/09 *#†	40	0

TOTAL RIGHTS AND WARRANTS (Cost $2,405)		2,490

	Principal Value
CORPORATE BONDS 80.99%
Advertising 0.51%
Lamar Media Corp., 7.250%, due 01/01/13	$45,000	47,025
Lamar Media Corp., Series 144A, 7.250%, due 08/15/15 #	15,000	15,263
WDAC Subsidiary Corp., Series 144A, 8.375%, due 12/01/14 #	50,000	48,375
		110,663
Aerospace & Defense 0.88%
Argo-Tech Corp., 9.250%, due 06/01/11	45,000	47,700
BE Aerospace, Inc., Series B, 8.875%, due 05/01/11	25,000	26,250
L-3 Communications Corp., 5.875%, due 01/15/15	50,000	48,375
L-3 Communications Corp., 6.125%, due 01/15/14	70,000	69,300
		191,625
Agricultural Operations 0.19%
IMC Global, Inc., 10.875%, due 08/01/13	35,000	41,300

Asset-Backed Securities 0.51%
Continental Airlines, Inc., Series 974B, 6.900%, due 01/02/17	17,273	14,775
Continental Airlines, Inc., Series 981B, 6.748%, due 03/15/17	18,537	16,034
Continental Airlines, Inc., Series 991B, 6.795%, due 08/02/18	34,881	30,184
Continental Airlines, Inc., Series 99-2, 7.566%, due 03/15/20	56,616	49,238
		110,231

Automotive Parts & Equipment 2.50%
Affinia Group, Inc., Series 144A, 9.000%, due 11/30/14 #	65,000	50,700
Cooper Standard Automotive, Inc., 8.375%, due 12/15/14	75,000	63,000
Delphi Automotive Systems Corp., 6.500%, due 08/15/13	85,000	56,950
Goodyear Tire & Rubber Co., Series 144A, 9.000%, due 07/01/15 #	110,000	108,350
Lear Corp., Series B, 8.110%, due 05/15/09	60,000	59,671
Lear Corp., Series B, 5.750%, due 08/01/14	50,000	41,750
Metaldyne Corp., Series 144A, 11.000%, Step-up, due 11/01/13 #	90,000	78,300
TRW Automotive, Inc., 11.000%, due 02/15/13	27,000	30,443
TRW Automotive, Inc., 9.375%, due 02/15/13	50,000	54,250
		543,414
Automotive Rentals 0.40%
United Rentals, Inc., 6.500%, due 02/15/12	45,000	43,425
United Rentals, Inc., 7.750%, due 11/15/13	45,000	43,425
		86,850
Broadcasting 5.98%
Albritton Communications, Inc., 7.750%, due 12/15/12	86,000	85,355
Cablevision Systems - New York Group, 8.000%, due 04/15/12	55,000	53,350
CCH I, LLC, Series AI, 11.000%, due 10/01/15 †‡	189,240	184,509
Charter Communications Holdings, LLC, 8.625%, due 04/01/09	97,000	82,450
Charter Communications Holdings, LLC, 9.920%, Step-up, due 04/01/11	55,000	39,738
Charter Communications Operating Holdings, LLC, 8.750%, due 11/15/13	30,000	29,625
Charter Communications Operating Holdings, LLC, Series 144A,
8.375%, due 04/30/14 #	30,000	30,150
CSC Holdings, Inc., Series B, 8.125%, due 08/15/09	105,000	105,788
CSC Holdings, Inc., Series 144A, 6.750%, due 04/15/12 #	55,000	51,975
DIRECTV Holdings, LLC, 8.375%, due 03/15/13	21,000	22,916
DIRECTV Holdings, LLC, Series 144A, 6.375%, due 06/15/15 #	45,000	44,663
EchoStar DBS Corp., 6.375%, due 10/01/11	150,000	148,688
Frontiervision Holdings, LP, 11.000%, due 10/15/06 §	55,000	74,800
Frontiervision Holdings, LP, Series B, 11.875%, Step-up, due 09/15/07 §	30,000	38,400
Frontiervision Holdings, LP, 11.875%, Step-up, due 09/15/07 §	20,000	25,600
Granite Broadcasting Corp., 9.750%, due 12/01/10	55,000	50,325
Mediacom, LLC/Mediacom Capital Corp., 9.500%, due 01/15/13	65,000	64,513
Paxson Communications Corp., Zero Coupon, Step-up, due 01/15/09	150,000	145,500
Sirius Satellite Radio, Inc., Series 144A, 9.625%, due 08/01/13 #	25,000	24,000
		1,302,345
Building Construction 1.49%
Beazer Homes USA, Inc., Series 144A, 6.875%, due 07/15/15 #	70,000	67,900
D.R. Horton, Inc., 8.000%, due 02/01/09	85,000	91,152
Technical Olympic USA, Inc., 9.000%, due 07/01/10	20,000	20,700
Technical Olympic USA, Inc., 7.500%, due 03/15/11	10,000	9,375
Technical Olympic USA, Inc., 7.500%, due 01/15/15	45,000	40,725
WCI Communities, Inc., 7.875%, due 10/01/13	60,000	59,250
WCI Communities, Inc., 6.625%, due 03/15/15	40,000	36,200
		325,302
Building Materials 0.61%
Nortek Holdings, Inc., Zero Coupon, Step-up, due 03/01/14	78,000	43,680
Nortek, Inc., 8.500%, due 09/01/14	45,000	41,400
Texas Industries, Inc., Series 144A, 7.250%, due 07/15/13 #	45,000	46,800
		131,880
Capital Markets 0.75%
Crystal U.S. Holdings 3, LLC, 9.625%, due 06/15/14	40,000	44,500
Crystal U.S. Holdings 3, LLC, Zero Coupon, Step-up, due 10/01/14	20,000	14,200
Crystal U.S. Holdings 3, LLC, Series B, Zero Coupon, Step-up, due 10/01/14	110,000	77,000
Refco Finance Holdings, LLC, 9.000%, due 08/01/12	26,000	28,275
		163,975
Chemicals 2.50%
ARCO Chemical Co., 9.800%, due 02/01/20	50,000	56,438
Equistar Chemicals, LP, 10.625%, due 05/01/11	40,000	43,600
Hercules, Inc., 6.750%, due 10/15/29	65,000	63,700
Huntsman International, LLC, 10.125%, due 07/01/09	66,000	67,898
Huntsman International, LLC, Series 144A, 7.375%, due 01/01/15 #	65,000	62,238
Lyondell Chemical Co., 9.500%, due 12/15/08	40,000	41,900
Lyondell Chemical Co., 11.125%, due 07/15/12	40,000	44,600
Nalco Co., 7.750%, due 11/15/11	25,000	25,563
Nalco Co., 8.875%, due 11/15/13	45,000	46,181
Resolution Performance Products, LLC, 13.500%, due 11/15/10	45,000	47,813
Rockwood Specialties, Inc., 10.625%, due 05/15/11	40,000	43,600
		543,531
Commercial Services 1.13%
Geo Group, Inc., The, 8.250%, due 07/15/13	25,000	24,875
Integrated Electrical Services, Inc., Series C, 9.375%, due 02/01/09	60,000	49,200
Iron Mountain, Inc., 8.625%, due 04/01/13	25,000	26,188
Iron Mountain, Inc., 7.750%, due 01/15/15	55,000	55,825
Iron Mountain, Inc., 6.625%, due 01/01/16	30,000	28,200
U.S. Oncology, Inc., 10.750%, due 08/15/14	55,000	61,600
		245,888
Computer Equipment & Services 0.20%
GTECH Holdings Corp., 5.250%, due 12/01/14	50,000	43,297

Consumer Finance 1.72%
Ford Motor Credit Co., 6.625%, due 06/16/08	66,000	64,507
Ford Motor Credit Co., 5.800%, due 01/12/09	45,000	41,989
General Motors Acceptance Corp., 6.125%, due 01/22/08	35,000	33,731
General Motors Acceptance Corp., 5.850%, due 01/14/09	65,000	60,527
General Motors Acceptance Corp., 6.750%, due 12/01/14	200,000	173,969
		374,723
Cosmetics & Personal Care 0.30%
Revlon Consumer Products Corp., 9.500%, due 04/01/11	70,000	65,975

Educational Services 0.18%
Knowledge Learning Corporation, Inc., Series 144A, 7.750%, due 02/01/15 #‡	40,000	39,200

Electrical Equipment 0.25%
Wesco Distribution, Inc., Series 144A, 7.500%, due 10/15/17 #‡	55,000	54,863

Electronics - Semiconductors 0.04%
MagnaChip Semiconductor, SA, Series WI, 8.000%, due 12/15/14	10,000	9,200

Entertainment & Leisure 5.67%
AMC Entertainment, Inc., 9.500%, due 02/01/11	49,000	46,550
AMC Entertainment, Inc., 8.625%, due 08/15/12	80,000	80,400
Aztar Corp., 7.875%, due 06/15/14	55,000	57,475
Boyd Gaming Corp., 6.750%, due 04/15/14	95,000	95,356
Loews Cineplex Entertainment Corp., 9.000%, due 08/01/14	60,000	58,350
Mandalay Resort Group, 9.375%, due 02/15/10	60,000	66,150
MGM Mirage, Inc., 8.500%, due 09/15/10	85,000	92,438
MGM Mirage, Inc., 8.375%, due 02/01/11	115,000	123,625
MGM Mirage, Inc., 5.875%, due 02/27/14	30,000	28,500
Park Place Entertainment Corp., 8.875%, due 09/15/08	25,000	27,344
Park Place Entertainment Corp., 8.125%, due 05/15/11	105,000	116,944
Penn National Gaming, Inc., 6.750%, due 03/01/15	15,000	14,700
Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	60,000	60,000
Royal Caribbean Cruises, Ltd., 6.875%, due 12/01/13	135,000	140,063
Scientific Games Corp., 6.250%, due 12/15/12	40,000	39,800
Six Flags, Inc., 9.750%, due 04/15/13	75,000	73,875
Station Casinos, Inc., 6.500%, due 02/01/14	45,000	45,000
Station Casinos, Inc., Series 144A, 6.875%, due 03/01/16 #	5,000	5,069
Wynn Las Vegas, LLC, 6.625%, due 12/01/14	65,000	62,156
		1,233,795
Environmental Controls 0.53%
Allied Waste North America, Inc., 6.500%, due 11/15/10	120,000	116,550

Food Products 0.97%
Burns Philp Capital Property, Ltd., Series B, 9.750%, due 07/15/12	80,000	89,600
Michael Foods, Inc., 8.000%, due 11/15/13	50,000	51,063
Smithfield Foods, Inc., 7.000%, due 08/01/11	70,000	71,400
		212,063
Food Service & Restaurants 0.76%
Carrols Corp., Series 144A, 9.000%, due 01/15/13 #	65,000	65,975
Roundy's, Inc., Series B, 8.875%, due 06/15/12	90,000	99,450
		165,425
Forest Products & Paper 1.61%
Buckeye Technologies, Inc., 8.500%, due 10/01/13	90,000	91,350
Georgia-Pacific Corp., 9.375%, due 02/01/13	175,000	195,125
Georgia-Pacific Corp., 7.750%, due 11/15/29	60,000	64,350
		350,825
Healthcare 3.92%
DaVita, Inc., 6.625%, due 03/15/13	40,000	40,500
DaVita, Inc., 7.250%, due 03/15/15	50,000	50,688
Extendicare Health Services, Inc., 6.875%, due 05/01/14	70,000	68,950
HCA, Inc., 7.875%, due 02/01/11	185,000	198,288
HCA, Inc., 6.375%, due 01/15/15	175,000	173,136
HealthSouth Corp., 7.625%, due 06/01/12	60,000	56,100
LifeCare Holdings, Inc., Series 144A, 9.250%, due 08/15/13 #	60,000	51,600
Psychiatric Solutions, Inc., Series 144A, 7.750%, due 07/15/15 #	25,000	25,813
Tenet Healthcare Corp., 9.875%, due 07/01/14	70,000	73,150
Tenet Healthcare Corp., Series 144A, 9.250%, due 02/01/15 #	55,000	55,550
Triad Hospitals, Inc., 7.000%, due 11/15/13	60,000	60,750
		854,525
Household Products 0.93%
Johnsondiversey, Inc., Series B, 9.625%, due 05/15/12	85,000	84,788
Johnsondiversey Holdings, Inc., Zero Coupon, Step-up, due 05/15/13	160,000	118,400
		203,188
Insurance 0.17%
Marsh & McLennan Companies, Inc., 5.750%, due 09/15/15	37,000	36,613

Lodging 0.73%
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	145,000	158,050

Machinery 1.50%
Case Corp., 7.250%, due 01/15/16	25,000	24,000
Case New Holland, Inc., 9.250%, due 08/01/11	80,000	84,600
JLG Industries, Inc., 8.250%, due 05/01/08	90,000	94,950
Terex Corp., Series B, 10.375%, due 04/01/11	70,000	74,900
Terex Corp., 9.250%, due 07/15/11	25,000	26,875
Westinghouse Air Brake Technologies Corp., 6.875%, due 07/31/13	20,000	20,525
		325,850
Manufacturing 1.89%
AMSTED Industries, Inc., Series 144A, 10.250%, due 10/15/11 #‡	75,000	81,750
Church & Dwight Company, Inc., 6.000%, due 12/15/12	70,000	68,250
KI Holdings, Inc., Zero Coupon, Step-up, due 11/15/14	93,000	63,473
Samsonite Corp., 8.875%, due 06/01/11	70,000	74,375
Transdigm, Inc., 8.375%, due 07/15/11	60,000	62,850
Valmont Industries, Inc., 6.875%, due 05/01/14	60,000	61,200
		411,898
Medical - Biotechnology 0.33%
Select Medical Corp., 7.625%, due 02/01/15	75,000	71,813

Medical Products 0.67%
CDRV Investors, Inc., Zero Coupon, Step-up, due 01/01/15	115,000	65,550
Fisher Scientific International, Inc., 6.750%, due 08/15/14	15,000	15,713
Fisher Scientific International, Inc., Series 144A, 6.125%, due 07/01/15 #	65,000	65,163
		146,426
Mining & Metals - Ferrous & Nonferrous 1.26%
AK Steel Corp., 7.750%, due 06/15/12	70,000	64,575
Century Aluminum Co., 7.500%, due 08/15/14	75,000	77,250
Chaparral Steel Co., Series 144A, 10.000%, due 07/15/13 #	30,000	31,650
Intermet Corp., 9.750%, due 06/15/09 §	35,000	11,725
Peabody Energy Corp., 5.875%, due 04/15/16	90,000	89,438
		274,638
Mining & Metals - Precious 0.35%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, due 02/01/14	78,000	77,220

Mortgage-Backed Securities 2.07%
Asset Securitization Corp., Series 1996-MD6, Series 144A, Class B1,
8.780%, Floating Rate, due 11/13/29 #‡	100,000	91,613
Asset Securitization Corp., Series 1996-MD6, Class A7, 8.290%,
Floating Rate, due 11/13/29	100,000	108,795
Commercial Mortgage Acceptance Corp., Series 1998-C2, Series 144A,
5.440%, due 05/15/13 #	140,000	140,299
First Union National Bank Commercial Mortgage Securities, Inc.,
Series 2000-C2, Series 144A, Class H, 6.750%, due 10/15/32 #	40,000	41,739
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1,
Series 144A, Class G, 7.908%, due 04/15/34 #	41,000	44,269
Morgan Stanley Capital I, Series 144A, 1.542%, Floating Rate, due 04/28/39 #	335,672	23,366
		450,081
Motor Vehicle Manufacturing 0.95%
General Motors Corp., 8.375%, due 07/15/33	130,000	101,400
Navistar International Corp., 7.500%, due 06/15/11	105,000	106,050
		207,450
Multimedia 0.50%
Emmis Operating Co., 6.875%, due 05/15/12	45,000	44,831
Medianews Group, Inc., 6.875%, due 10/01/13	65,000	64,513
		109,344
Office Equipment 1.37%
Da-Lite Screen Company, Inc., 9.500%, due 05/15/11	60,000	63,300
School Speciality, Inc., Series 144A, 10.000%, due 10/01/13 #‡	75,000	75,188
Xerox Corp., 7.625%, due 06/15/13	150,000	159,375
		297,863
Oil & Gas - Distribution & Marketing 1.58%
AmeriGas Partners, LP, Series 144A, 7.250%, due 05/20/15 #	50,000	52,250
ANR Pipeline, Inc., 9.625%, due 11/01/21	70,000	86,243
Colorado Interstate Gas Co., Series 144A, 5.950%, due 03/15/15 #	25,000	24,248
Enterprise Products Operating, LP, Series B, 6.375%, due 02/01/13	50,000	52,428
Enterprise Products Operating, LP, 5.600%, due 10/15/14	62,000	61,782
Pacific Energy Partners, LP, Series 144A, 6.250%, 09/15/15 #‡	25,000	25,063
Transcontinental Gas Pipe Line Corp., Series B, 7.000%, due 08/15/11	40,000	42,500
		344,514
Oil & Gas - Integrated 2.59%
Amerada Hess Corp., 7.300%, due 08/15/31	60,000	69,999
El Paso Natural Gas Corp., Series A, 7.625%, due 08/01/10	60,000	62,386
El Paso Corp., 7.000%, due 05/15/11	145,000	144,638
El Paso Corp., 7.750%, due 06/01/13	130,000	135,850
Plains Exploration & Production Co., 7.125%, due 06/15/14	65,000	68,413
Williams Companies, Inc., The, 7.125%, due 09/01/11	58,000	60,755
Williams Companies, Inc., The, 7.750%, due 06/15/31	20,000	21,650
		563,691
Oil & Gas Producers 3.10%
Belden & Blake Corp., 8.750%, due 07/15/12	50,000	52,250
Chesapeake Energy Corp., 7.000%, due 08/15/14	82,000	86,100
Chesapeake Energy Corp., 6.375%, due 06/15/15	50,000	50,250
Chesapeake Energy Corp., 6.875%, due 01/15/16	65,000	66,138
CITGO Petroleum Corp., 6.000%, due 10/15/11	90,000	90,000
Clayton Williams Energy, Inc., Series 144A, 7.750%, due 08/01/13 #	40,000	39,100
Encore Acquisition Co., 6.250%, due 04/15/14	10,000	9,950
Encore Acquisition Co., Series 144A, 6.000%, due 07/15/15 #	50,000	48,750
Kerr-McGee Corp., 6.950%, due 07/01/24 #	70,000	72,534
MarkWest Energy Partners, Series 144A, 6.875%, due 11/01/14 #	40,000	39,600
Newfield Exploration Co., 6.625%, due 09/01/14	45,000	46,800
Pogo Producing Co., Series 144A, 6.875%, due 10/01/17 #‡	20,000	20,275
Premcor Refining Group, Inc., 7.500%, due 06/15/15	30,000	32,100
Whiting Petroleum Corp., Series 144A, 7.000%, due 02/01/14 #	20,000	20,275
		674,122
Oil & Gas Services & Equipment 0.63%
Dynegy Holdings, Inc., Series 144A, 9.875%, due 07/15/10 #	35,000	38,150
Dynegy Holdings, Inc., Series 144A, 10.125%, due 07/15/13 #	25,000	27,875
Hanover Compressor Co., 9.000%, due 06/01/14	65,000	72,231
		138,256
Packaging & Containers 2.03%
Graphic Packaging International Corp., 8.500%, due 08/15/11	10,000	9,800
Graphic Packaging International Corp., 9.500%, due 08/15/13	95,000	89,300
Greif Bros. Corp., 8.875%, due 08/01/12	65,000	69,713
Huntsman Packaging, 13.000%, due 06/01/10	15,000	15,750
Owens-Brockway Glass Containers, Inc., 8.875%, due 02/15/09	15,000	7,125
Owens-Brockway Glass Containers, Inc., 8.250%, due 05/15/13	55,000	57,200
Owens-Illinois, Inc., 7.800%, due 05/15/18	63,000	63,315
Plastipak Holdings, Inc., 10.750%, due 09/01/11	40,000	43,600
Pliant Corp., Series 144A, 11.625%, due 06/15/09 #	8,509	9,020
Pliant Corp., 13.000%, due 06/01/10	45,000	21,375
Smurfit-Stone Container Corp., 8.250%, due 10/01/12	60,000	56,400
		442,598
Personal Services 0.30%
Service Corporation International, Series 144A, 7.000%, due 06/15/17 #	65,000	65,650

Pharmaceutical 0.67%
AmerisourceBergen Corp., Series 144A, 5.875%, due 09/15/05 #‡	65,000	64,188
Warner Chilcott Corp., Series 144A, 8.750%, due 02/01/15 #	85,000	81,600
		145,788
Production Equipment 0.43%
Milacron Escrow Corp., 11.500%, due 05/15/11	95,000	93,100

Publishing & Printing 1.69%
Dex Media East, LLC, 12.125%, due 11/15/12	68,000	79,560
Dex Media, Inc., Zero Coupon, Step-up, due 11/15/13	170,000	133,875
Mail-Well, Inc., 9.625%, due 03/15/12	80,000	85,800
PRIMEDIA, Inc., 8.875%, due 05/15/11	65,000	68,088
		367,323
Railroad 0.36%
Kansas City Southern Railway, 7.500%, due 06/15/09	75,000	78,563

Real Estate 0.69%
Host Marriott, LP, 7.125%, due 11/01/13	80,000	81,700
Host Marriott, LP, 6.375%, due 03/15/15	70,000	67,900
		149,600
Retail Stores 2.41%
Couche-Tard Financing Corp., 7.500%, due 12/15/13	110,000	113,300
Dollar General Corp., 8.625%, due 06/15/10	75,000	84,281
Eye Care Centers of America, Inc., Series 144A, 10.750%, due 02/15/15 #	35,000	32,900
Finlay Fine Jewelry Corp., 8.375%, due 06/01/12	85,000	71,931
GameStop Holding Corp., Series 144A, 8.000%, due 10/01/12 #‡	35,000	34,825
J.C. Penney Company, Inc., 8.000%, due 03/01/10	55,000	60,088
Payless ShoeSource, Inc., 8.250%, due 08/01/13	60,000	61,350
Rite Aid Corp., 8.125%, due 05/01/10	65,000	66,300
		524,975
Telecommunications - Equipment & Services 0.64%
GCI, Inc., 7.250%, due 02/15/14	45,000	43,538
Lucent Technologies, Inc., 5.500%, due 11/15/08	45,000	44,719
Lucent Technologies, Inc., 6.450%, due 03/15/29	30,000	26,213
Northern Telecom Capital, 7.875%, due 06/15/26	25,000	24,500
		138,970
Telecommunications - Integrated 5.23%
AT&T Corp., 9.050%, Step-up, due 11/15/11	55,000	61,944
AT&T Corp., 8.000%, Step-up, due 11/15/31	35,000	44,319
Cincinnati Bell, Inc., 8.375%, due 01/15/14	50,000	49,250
Citizens Communications Co., 9.250%, due 05/15/11	90,000	98,775
Citizens Communications Co., 6.250%, due 01/15/13	55,000	52,800
Citizens Communications Co., 9.000%, due 08/15/31	20,000	20,275
MCI, Inc., 6.908%, due 05/01/07	51,000	51,383
MCI, Inc., 7.688%, due 05/01/09	51,000	52,913
PanAmSat Holding Corp., 10.375%, Step-up, due 11/01/14	155,000	106,950
Qwest Capital Funding, Inc., 7.250%, due 02/15/11	80,000	76,200
Qwest Corp., 7.875%, due 09/01/11	80,000	83,400
Qwest Corp., 8.875%, due 03/15/12	110,000	120,175
Qwest Services Corp., 13.500%, due 12/15/10	230,000	263,350
Zeus Special Subsidiary, Ltd., Series 144A, Zero Coupon, Step-up, due 02/01/15 #	85,000	56,100
		1,137,834
Telecommunications - Wireless 3.09%
Alamosa Delaware, Inc., 12.000%, Step-up, due 07/31/09	70,000	77,525
American Tower Corp., 7.250%, due 12/01/11	40,000	42,500
American Tower Corp., 7.125%, due 10/15/12	45,000	47,250
Centennial Cellular Corp., 10.125%, due 06/15/13	40,000	45,000
Dobson Cellular Systems, 9.875%, due 11/01/12	20,000	21,900
IWO Holding, Inc., 7.349%, Floating Rate, due 01/15/12	10,000	10,400
Nextel Communications, Inc., 5.950%, due 03/15/14	310,000	317,314
Rural Cellular Corp., 9.875%, due 02/01/10	45,000	47,250
U.S. Unwired, Inc., 10.000%, due 06/15/12	55,000	63,250
		672,389
Telecommunications - Wireline 0.70%
Hawaiian Telcom Communications, Inc., Series 144A, 9.750%, due 05/01/13 #	45,000	45,900
Hawaiian Telcom Communications, Inc., Series 144A, 12.250%, due 05/01/15 #	10,000	10,100
Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	95,000	96,188
		152,188
Textiles & Apparel 0.69%
Interface, Inc., 10.375%, due 02/01/10	55,000	59,400
Levi Strauss & Co., 12.250%, due 12/15/12	50,000	55,250
Levi Strauss & Co., 9.750%, due 01/15/15	35,000	35,700
		150,350
Tobacco 0.52%
Reynolds American, Inc., 7.250%, due 06/01/12	60,000	61,500
Reynolds American, Inc., Series 144A, 7.300%, due 07/15/15 #	50,000	51,125
		112,625
Transportation 0.32%
GulfMark Offshore, Inc., 7.750%, due 07/15/14	65,000	69,063

Utilities - Electric & Gas 6.59%
AES Corp., Series 144A, 8.750%, due 05/15/13 #	110,000	120,450
AES Corp., Series 144A, 9.000%, due 05/15/15 #	65,000	71,338
Allegheny Energy Supply Company, LLC, Series 144A, 8.250%, due 04/15/12 #	75,000	84,375
CMS Energy Corp., 8.500%, due 04/15/11	80,000	89,000
FirstEnergy Corp., Series B, 6.450%, due 11/15/11	81,000	86,246
Midwest Generation, LLC, 8.750%, due 05/01/34	115,000	128,081
Mission Energy Holding Co., 13.500%, due 07/15/08	45,000	52,988
Nevada Power Co., 6.500%, due 04/15/12	15,000	15,563
Nevada Power Co., 5.875%, due 01/15/15	40,000	39,426
NorthWestern Corp., 5.875%, due 11/01/14	70,000	70,717
NRG Energy, Inc., 8.000%, due 12/15/13	102,000	108,630
PSE&G Energy Holdings, LLC, 8.625%, due 02/15/08	85,000	88,825
Reliant Energy, Inc., 9.250%, due 07/15/10	70,000	75,950
Reliant Energy, Inc., 6.750%, due 12/15/14	15,000	14,738
Sierra Pacific Power Co., 6.250%, due 04/15/12	30,000	30,525
Sierra Pacific Resources, 8.625%, due 03/15/14	40,000	44,090
TECO Energy, Inc., 7.000%, due 05/01/12	60,000	63,300
Texas Genco, LLC, Series 144A, 6.875%, due 12/15/14 #	65,000	66,138
TXU Corp., 5.550%, due 11/15/14	195,000	185,119
		1,435,499

Wholesale Distributor 0.41%
ACCO Brands Corp., Series 144A, 7.625%, due 08/15/15 #	25,000	24,750
Buhrmann US, Inc., 7.875%, due 03/01/15	65,000	65,325
		90,075

TOTAL CORPORATE BONDS (Cost $17,520,263)		17,635,052

FOREIGN BONDS 10.31%
Aerospace & Defense 0.19%
CHC Helicopter Corp., 7.375%, due 05/01/14	40,000	41,000

Broadcasting 0.57%
Innova, S de RL de CV, 9.375%, due 09/19/13	60,000	68,100
Rogers Cable, Inc., 8.750%, due 05/01/32	40,000	45,700
Videotron Ltee, Series 144A, 6.375%, due 12/15/15 #‡	10,000	9,925
		123,725
Chemicals 0.79%
Nova Chemicals Corp., 6.500%, due 01/15/12	60,000	58,275
Rhodia, SA, 8.875%, due 06/01/11	120,000	113,400
		171,675
Diversified Financial Services 0.32%
MDP Acquisitions, PLC, 9.625%, due 10/01/12	70,000	70,350

Diversified Operations 0.30%
Stena, AB, 9.625%, due 12/01/12	20,000	21,700
Stena, AB, 7.000%, due 12/01/16	48,000	44,400
		66,100
Electronic Components 0.42%
Flextronics International, Ltd., 6.500%, due 05/15/13	90,000	91,800

Food Products 0.18%
United Biscuits Finance, PLC, 10.625%, due 04/15/11	30,000	39,064

Forest Products & Paper 1.60%
Abitibi-Consolidated, Inc., 8.550%, due 08/01/10	80,000	81,400
Abitibi-Consolidated, Inc., 7.750%, due 06/15/11	60,000	59,100
JSG Holding, PLC, Series 144A, 11.500%, due 10/01/15 #†	111,169	119,292
Norske Skog Canada, Ltd., Series D, 8.625%, due 06/15/11	55,000	55,275
Norske Skog Canada, Ltd., 7.375%, due 03/01/14	35,000	33,250
		348,317
Government Agency 0.53%
Federative Republic of Brazil, 8.000%, due 01/15/18	14,000	14,826
Federative Republic of Brazil, 8.875%, due 10/14/19	40,000	43,440
Republic of Panama, 9.375%, due 04/01/29	11,000	13,970
Russia, 12.750%, due 06/24/28	23,000	43,350
		115,586
Holding Companies 0.11%
Nell AF, S.a.r.l, Series 144A, 8.375%, due 08/15/15 #‡	25,000	24,438

Insurance 0.20%
Axis Capital Holding, Ltd., 5.750%, due 12/01/14	45,000	44,655

Lodging 0.09%
Intrawest Corp., 7.500%, due 10/15/13	20,000	20,475

Manufacturing 0.63%
Safilo Capital International, SA, Series 144A, 9.625%, due 05/15/13 #	100,000	136,243

Mining & Metals - Ferrous & Nonferrous 0.34%
Russel Metals, Inc., 6.375%, due 03/01/14	75,000	73,125

Motor Vehicle Manufacturing 0.24%
Bombardier Recreational Products, Inc., 8.375%, due 12/15/13	50,000	52,375

Multimedia 0.59%
Lighthouse International Company, SA, Series 144A, 8.000%, due 04/30/14 #	100,000	127,502

Oil & Gas Services & Equipment 0.31%
Petroleum Geo-Services, ASA, 10.000%, due 11/05/10	60,000	67,200

Packaging & Containers 0.68%
Crown Holdings, Inc., 10.875%, due 03/01/13	90,000	104,400
Stone Container Finance, 7.375%, due 07/15/14	50,000	44,500
		148,900
Publishing & Printing 0.10%
Hollinger, Inc., Series 144A, 12.875%, due 03/01/11 #	19,000	20,781

Railroad 0.26%
Grupo Transportacion Ferroviaria Mexicana, SA de CV, 12.500%, due 06/15/12	49,000	56,840

Telecommunications - Equipment & Services 0.15%
Nortel Networks Corp., 6.875%, due 09/01/23	35,000	32,550

Telecommunications - Integrated 0.50%
Eircom Funding, 8.250%, due 08/15/13	35,000	37,975
Intelsat Bermuda, Ltd., Series 144A, 8.625%, due 01/15/15 #	70,000	71,400
		109,375
Telecommunications - Wireless 0.69%
Rogers Wireless Communications, Inc., 6.375%, due 03/01/14	85,000	85,425
Rogers Wireless Communications, Inc., 7.500%, due 03/15/15	60,000	64,650
		150,075
Telecommunications - Wireline 0.00%
Esprit Telecom Group, PLC, 10.875%, due 06/15/08 §†	15,000	0

Utilities - Electric & Gas 0.52%
Calpine Canada Energy Finance, 8.500%, due 05/01/08	55,000	32,862
Empresa Nacional de Electricidad, SA (Endesa-Chile), 8.350%, due 08/01/13	18,000	20,490
Enersis, SA, 7.375%, due 01/15/14	57,000	60,228
		113,580

TOTAL FOREIGN BONDS (Cost $2,249,439)		2,245,731

SHORT-TERM INVESTMENTS 4.86%
Agricultural Operations 4.00%
Cargill, Inc., Series 144A, 3.850%, due 10/03/05 #	871,000	870,814

Consumer Finance 0.86%
General Electric Capital Corp. , 3.850%, due 10/03/05	187,000	186,960

TOTAL SHORT-TERM INVESTMENTS (Cost $1,057,774)		1,057,774

TOTAL INVESTMENTS (Cost $21,194,862)	97.83%	21,302,240

OTHER ASSETS, LESS LIABILITIES	2.17%	472,183
TOTAL NET ASSETS	100.00%	$21,774,423

LEGEND
* Non-income producing security.
# Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.
Series AI - Security was purchased pursuant to Section 4(6) of the Securities Act of 1933 and may be sold in transactions exempt from resgistration only to "accredited investors".
† Fair Valued Security
‡ Illiquid Security
§ Security has defaulted on principal and/or interest payments or has filed under bankruptcy laws. Market value at September 30, 2005 of these securities was $150,525.
ADR - American Depositary Receipt
PLC - Public Limited Company
Step-up - Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
The rate shown is the rate as of September 30, 2005.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
BALANCED PORTFOLIO
SEPTEMBER 30, 2005

	Shares	Market Value

COMMON STOCK 67.41%
Aerospace & Defense 1.60%
General Dynamics Corp.	5,900	$705,345
United Technologies Corp.	7,600	393,984
		1,099,329
Appliances 0.69%
Whirlpool Corp.	6,300	477,351

Automotive Parts & Equipment 0.39%
BorgWarner, Inc.	4,800	271,008

Banking 4.63%
Bank of America Corp.	27,010	1,137,121
Citigroup, Inc.	29,086	1,323,995
PNC Financial Services Group	5,300	307,506
Synovus Financial Corp.	15,100	418,572
		3,187,194
Beverages 1.23%
Coca-Cola Co., The	12,000	518,280
Coca-Cola Enterprises, Inc.	16,800	327,600
		845,880
Broadcasting 0.79%
Comcast Corp. *	18,600	546,468

Capital Markets 1.59%
Merrill Lynch & Company, Inc.	9,400	576,690
State Street Corp.	10,600	518,552
		1,095,242
Chemicals 1.77%
E.I. du Pont de Nemours & Co.	22,700	889,159
Rohm & Haas Co.	8,000	329,040
		1,218,199
Computer Equipment & Services 1.66%
First Data Corp.	6,900	276,000
International Business Machines Corp.	10,785	865,173
		1,141,173
Computer Software 1.16%
Microsoft Corp.	31,025	798,273

Consumer Finance 0.57%
MBNA Corp.	16,000	394,240

Cosmetics & Personal Care 0.65%
Kimberly-Clark Corp.	7,500	446,475

Diversified Financial Services 0.93%
JPMorgan Chase & Co.	10,972	372,280
MBIA, Inc.	4,400	266,728
		639,008
Diversified Operations 1.39%
General Electric Co.	28,400	956,228

Electrical Equipment 0.58%
Emerson Electric Co.	5,600	402,080

Electronics - Semiconductors 1.49%
Motorola, Inc.	28,875	637,849
Texas Instruments, Inc.	11,375	385,613
		1,023,462
Entertainment & Leisure 0.31%
Warner Music Group Corp. *	11,400	211,014

Environmental Controls 0.97%
Waste Management, Inc.	23,310	666,899

Food Products 0.76%
Hormel Foods Corp.	10,300	339,797
Tyson Foods, Inc.	10,300	185,915
		525,712
Food Service & Restaurants 1.02%
McDonald's Corp.	21,000	703,290

Forest Products & Paper 2.08%
International Paper Co.	11,800	351,640
Weyerhaeuser Co.	15,700	1,079,375
		1,431,015
Government Agency 0.58%
Freddie Mac	7,100	400,866

Household Products 1.05%
Procter & Gamble Co., The	12,100	719,466

Insurance 3.66%
Ace, Ltd.	12,700	597,789
American International Group, Inc.	9,700	601,012
Hartford Financial Services Group, Inc., The	9,300	717,681
Marsh & McLennan Companies, Inc.	9,300	282,627
MetLife, Inc.	6,400	318,912
		2,518,021
Machinery 0.71%
Deere & Co.	8,000	489,600

Manufacturing 0.88%
Parker-Hannifin Corp.	9,400	604,514

Mining & Metals - Ferrous & Nonferrous 1.91%
Alcoa, Inc.	21,600	527,472
Rio Tinto, PLC, ADR	4,800	788,640
		1,316,112
Mining & Metals - Precious 0.51%
Cameco Corp.	6,600	353,100

Multimedia 1.61%
Gannett Company, Inc.	3,290	226,451
Time Warner, Inc.	32,845	594,823
Viacom, Inc., Class B	8,600	283,886
		1,105,160
Office Equipment 1.52%
Avery Dennison Corp.	7,200	377,208
Pitney Bowes, Inc.	7,200	300,528
Xerox Corp. *	26,700	364,455
		1,042,191
Oil & Gas - Distribution & Marketing 1.17%
Burlington Resources, Inc.	9,900	805,068

Oil & Gas - Integrated 9.99%
BP Amoco, PLC, ADR	12,960	918,216
Chevron Corp.	19,100	1,236,343
ConocoPhillips	4,000	279,640
EnCana Corp.	19,578	1,141,593
Exxon Mobil Corp.	34,225	2,174,655
Total, SA, ADR	8,300	1,127,306
		6,877,753
Oil & Gas Services & Equipment 0.67%
Schlumberger, Ltd.	5,500	464,090

Pharmaceutical 5.42%
Abbott Laboratories	21,800	924,320
Eli Lilly & Co.	15,900	850,968
Novartis, AG, ADR	7,400	377,400
Pfizer, Inc.	14,495	361,940
Schering-Plough Corp.	34,800	732,540
Wyeth	10,400	481,208
		3,728,376
Publishing & Printing 0.32%
New York Times Co., The	7,400	220,150

Retail Stores 0.58%
Family Dollar Stores, Inc.	12,700	252,349
Limited Brands	6,800	138,924
TJX Companies, Inc., The	300	6,144
		397,417
Telecommunications - Integrated 2.67%
SBC Communications, Inc.	34,500	826,965
Sprint Nextel Corp.	21,000	499,380
Verizon Communications, Inc.	15,600	509,964
		1,836,309
Tobacco 1.32%
Altria Group, Inc.	12,300	906,633

Transportation 2.92%
Canadian National Railway Co.	8,347	592,554
CSX Corp.	12,400	576,352
Union Pacific Corp.	11,700	838,890
		2,007,796
Utilities - Electric & Gas 3.66%
Dominion Resources, Inc.	4,800	413,472
Exelon Corp.	18,100	967,264
Pinnacle West Capital Corp.	8,800	387,904
PPL Corp.	10,700	345,931
Progress Energy, Inc.	9,100	407,225
		2,521,796

TOTAL COMMON STOCK (Cost $40,770,192)		46,393,958

	Principal Value

CORPORATE BONDS 12.14%
Aerospace & Defense 0.07%
Raytheon Co., 5.375%, due 04/01/13	$50,000	51,096

Agricultural Operations 0.12%
Bunge Limited Finance Corp., Series 144A, 5.100%, due 07/15/15 #	35,000	34,356
Monsanto Co., Series 144A, 5.500%, due 08/15/25 #	50,000	48,702
		83,058
Asset-Backed Securities 1.78%
Capital Auto Receivables Asset Trust, Series 2003-1, Class A4A,
3.100%, due 06/15/10	200,000	195,802
Capital One Master Trust, Series 2001-8A, Class A, 4.600%, due 08/17/09	200,000	200,135
Carmax Auto Owner Trust, Series 2005-1, Class A4, 4.350%, due 03/15/10	100,000	99,359
Fleet Credit Card Master Trust II, Series 2003-A, Class A,
2.400%, due 07/15/08	200,000	198,957
Onyx Acceptance Auto Trust, Series 2003-C, Class A4, 2.660%, due 05/17/10	200,000	195,720
Residential Asset Securities Corp., Series 2004-KS3, Class AI2,
2.170%, due 11/25/24	91,671	91,210
USAA Auto Owner Trust, Series 2004-1, Class A3, 2.060%, due 04/15/08	169,413	167,353
WFS Financial Owner Trust, Series 2004-2, Class A4, 3.540%, due 11/21/11	80,000	78,779
		1,227,315
Banking 1.17%
Bank of America Corp., 4.750%, due 08/15/13	100,000	98,728
BB&T Corp., 4.900%, due 06/30/17	30,000	29,350
Citigroup, Inc., 5.000%, due 09/15/14	112,000	111,395
Citigroup, Inc., 6.625%, due 06/15/32	121,000	136,423
Citigroup, Inc., 5.850%, due 12/11/34	50,000	52,300
Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	170,000	165,741
Mellon Funding Corp., 5.000%, due 12/01/14	75,000	75,222
U.S. Bancorp, 5.700%, due 12/15/08	60,000	61,763
Wachovia Corp., 5.250%, due 08/01/14	75,000	76,052
		806,974
Beverages 0.52%
Anheuser-Busch Companies, Inc., 6.000%, due 04/15/11	64,000	68,099
Coca-Cola Enterprises, Inc., 5.375%, due 08/15/06	50,000	50,413
Coca-Cola Enterprises, Inc., 6.125%, due 08/15/11	92,000	98,716
Miller Brewing Co., Series 144A, 5.500%, due 08/15/13 #	75,000	76,802
Pepsi Bottling Holdings, Inc., Series 144A, 5.625%, due 02/17/09 #	65,000	67,111
		361,141
Broadcasting 0.47%
Clear Channel Communications, Inc., 4.625%, due 01/15/08	96,000	95,026
Comcast Cable Communications, Inc., 6.750%, due 01/30/11	52,000	55,914
EchoStar DBS Corp., 5.750%, due 10/01/08	173,000	170,621
		321,561
Building Construction 0.08%
Pulte Homes, Inc., 6.250%, due 02/15/13	50,000	51,565

Capital Markets 0.29%
Merrill Lynch & Company, Inc., 6.000%, due 02/17/09	75,000	78,017
Morgan Stanley, 4.750%, due 04/01/14	125,000	120,596
		198,613
Computer Equipment & Services 0.14%
Hewlett-Packard Co., 3.625%, due 03/15/08	99,000	96,788

Consumer Finance 0.13%
Ford Motor Credit Co., 7.000%, due 10/01/13	45,000	41,731
International Lease Finance Corp., 5.000%, due 04/15/10	50,000	50,178
		91,909
Diversified Financial Services 0.55%
Countrywide Home Loans, Inc., 2.875%, due 02/15/07	180,000	175,832
ERAC USA Finance Co., Series 144A, 5.600%, due 05/01/15 #	50,000	50,518
JPMorgan Chase & Co., 6.750%, due 02/01/11	75,000	81,156
Prudential Financial, Inc., 4.500%, due 07/15/13	75,000	72,605
		380,111
Food Products 0.16%
Kellogg Co., Series B, 7.450%, due 04/01/31	46,000	57,920
Kraft Foods, Inc., 6.250%, due 06/01/12	50,000	53,390
		111,310
Food Service & Restaurants 0.09%
Yum! Brands, Inc., 8.875%, due 04/15/11	50,000	59,225

Forest Products & Paper 0.12%
Weyerhaeuser Co., 7.375%, due 03/15/32	75,000	84,841

Healthcare 0.07%
UnitedHealth Group, Inc., 5.200%, due 01/17/07	50,000	50,269

Insurance 0.85%
Ace INA Holdings, Inc., 5.875%, due 06/15/14	75,000	76,297
American International Group, Inc., SunAmerica Global Financing IX,
Series 144A, 5.100%, due 01/17/07 #	130,000	130,873
Berkshire Hathaway, Inc., 3.375%, due 10/15/08	95,000	91,708
Everest RE Holdings, 5.400%, due 10/15/14	25,000	24,731
Hartford Financial Services Group, Inc., The, 4.750%, due 03/01/14	75,000	73,137
Marsh & McLennan Companies, Inc., 5.375%, due 03/15/07	105,000	105,230
St. Paul Travelers Companies, Inc., The, 8.125%, due 04/15/10	75,000	84,455
		586,431
Mortgage-Backed Securities 2.99%
Bank of America Mortgage Securities, Series 2005-A, Class 2A2,
4.480%, Floating Rate, due 02/25/35 †	150,571	150,621
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2004-PWR6, Class A6, 4.825%, due 11/11/41	150,000	148,052
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18,
Class A4, 4.933%, due 02/13/42	100,000	99,299
Chase Commercial Mortgage Securities Corp., Series 1998-2,
Class A2, 6.390%, due 11/18/30	200,000	208,929
CS First Boston Mortgage Securities Corp., Series 2003-C3,
Class A5, 3.936%, due 05/15/38	200,000	187,238
Greenwich Capital Commercial Funding Corp., Series 2004-GG1,
Class A7, 5.317%, due 06/10/36	200,000	204,317
Greenwich Capital Commercial Funding Corp., Series 2005-GG3,
Class A4, 4.799%, due 08/10/42	100,000	98,509
GS Mortgage Securities Corporation II, Series 2004-GG2, Class A6,
5.396%, due 08/10/38	150,000	154,089
IMPAC CMB Trust, Series 2005-4, Class 1M1, 3.744%,
Floating Rate, due 05/25/35 †	110,560	110,560
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4,
6.462%, due 03/15/31	140,000	151,963
Morgan Stanley Capital I, Series 1999-WF1, Class A2, 6.210%, due 11/15/31	125,000	129,489
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.590%, due 03/15/30	210,000	219,292
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2,
4.490%, due 02/11/36	200,000	194,389
		2,056,747
Motor Vehicle Manufacturing 0.12%
DaimlerChrysler North America Holding Corp., 8.000%, due 06/15/10	75,000	83,048

Multimedia 0.39%
News America, Inc., 7.625%, due 11/30/28	50,000	57,482
Time Warner, Inc., 7.700%, due 05/01/32	179,000	211,922
		269,404
Oil & Gas - Distribution & Marketing 0.07%
Kinder Morgan Energy Partners, LP, 5.000%, due 12/15/13	50,000	49,172

Oil & Gas Producers 0.08%
Devon Financing Corp., 6.875%, due 09/30/11	50,000	54,961

Oil & Gas Services & Equipment 0.08%
Halliburton Co., 5.500%, due 10/15/10	50,000	51,633

Packaging & Containers 0.08%
Sealed Air Corp., Series 144A, 6.875%, due 07/15/33 #	50,000	52,924

Real Estate 0.12%
ERP Operating, LP, 5.125%, due 03/15/16	50,000	49,252
Regency Centers, LP, Series 144A, 5.250%, due 08/01/15 #	30,000	29,736
		78,988
Retail Stores 0.45%
Federated Department Stores, Inc., 6.900%, due 04/01/29	50,000	53,910
Fred Meyer, Inc., 7.450%, due 03/01/08	43,000	45,336
Staples, Inc., 7.125%, due 08/15/07	10,000	10,417
Staples, Inc., 7.375%, due 10/01/12	40,000	44,943
Target Corp., 5.500%, due 04/01/07	70,000	71,047
Wal-Mart Stores, Inc., 6.875%, due 08/10/09	75,000	80,779
		306,432
Telecommunications - Integrated 0.42%
BellSouth Corp., 4.750%, due 11/15/12	65,000	64,118
MCI, Inc., 6.908%, due 05/01/07	66,000	66,495
MCI, Inc., 7.735%, due 05/01/14	2,000	2,230
SBC Communications, Inc., 5.100%, due 09/15/14	15,000	14,864
Sprint Capital Corp., 8.375%, due 03/15/12	50,000	58,842
Verizon Maryland, Inc., 5.125%, due 06/15/33	92,000	79,643
		286,192
Telecommunications - Wireless 0.12%
AT&T Wireless Services, Inc., 7.500%, due 05/01/07	76,000	79,320

Textiles & Apparel 0.06%
Mohawk Industries, Inc., 7.200%, due 04/15/12	40,000	44,446

Transportation 0.07%
CSX Corp., 5.300%, due 02/15/14	50,000	50,569

Utilities - Electric & Gas 0.48%
American Electric Power Co., 5.375%, due 03/15/10	33,000	33,600
Duke Energy Corp., 4.200%, due 10/01/08	75,000	73,844
MidAmerican Energy Holdings Co., 3.500%, due 05/15/08	91,000	87,890
PG&E Corp., 4.200%, due 03/01/11	56,000	54,042
PG&E Corp., 6.050%, due 03/01/34	24,000	24,969
TXU Energy Co., 7.000%, due 03/15/13	50,000	54,281
		328,626

TOTAL CORPORATE BONDS (Cost $8,366,426)		8,354,669

FOREIGN BONDS 1.13%
Banking 0.12%
HBOS, PLC, Series 144A, 6.000%, due 11/01/33 #	75,000	79,228

Broadcasting 0.30%
British Sky Broadcasting Group, PLC, 6.875%, due 02/23/09	198,000	209,890

Diversified Financial Services 0.22%
Deutsche Telekom International Finance, BV, 3.875%, due 07/22/08	156,000	153,019

Foreign Government 0.02%
Republic of South Africa, 6.500%, due 06/02/14	15,000	16,378

Insurance 0.05%
XL Capital, Ltd., 5.250%, due 09/15/14	35,000	33,765

Manufacturing 0.11%
Tyco International Group, SA, 6.000%, due 11/15/13	70,000	73,947

Mortgage-Backed Securities 0.15%
Aire Valley Mortgages, Series 144A, Series 2004-1A, Class 2A3,
3.610%, Floating Rate, due 09/20/34 #	100,000	99,983

Telecommunications - Integrated 0.04%
Telecom Italia Capital, Series 144A, 6.000%, due 09/30/34 #	25,000	24,499

Telecommunications - Wireline 0.12%
France Telecom, SA, 8.750%, Step-up, due 03/01/11	75,000	85,160

TOTAL FOREIGN BONDS (Cost $773,918)		775,878

GOVERNMENT & AGENCY OBLIGATIONS 17.40%
Government Agency 0.38%
Fannie Mae, 5.000%, due 01/15/07	225,000	226,703
Freddie Mac, 5.750%, due 03/15/09	36,000	37,441
		264,144
Mortgage-Backed Securities 11.08%
Fannie Mae, Pool #545322, 6.009%, due 11/01/11	144,470	151,529
Fannie Mae, Pool #545316, 5.636%, due 12/01/11	190,866	198,414
Fannie Mae, Pool #254274, 6.000%, due 03/01/12	159,624	164,368
Fannie Mae, Pool #725217, 4.760%, due 02/01/14	341,539	340,562
Fannie Mae, Pool #725457, 4.652%, due 04/01/14	426,870	422,806
Fannie Mae, Pool #529245, 6.500%, due 09/01/14	140,551	145,478
Fannie Mae, Pool #555534, 6.500%, due 04/01/18	155,281	160,628
Fannie Mae, Pool #764283, 5.000%, due 01/01/19	440,085	439,410
Fannie Mae, Pool #765508, 5.500%, due 01/01/19	405,813	411,848
Fannie Mae, Pool #772424, 5.000%, due 01/01/19	329,544	328,904
Fannie Mae, Pool #742281, 5.000%, due 03/01/19	53,194	53,073
Fannie Mae, Pool #773873, 5.000%, due 04/01/19	400,041	399,130
Fannie Mae, Pool #751999, 5.000%, due 06/01/19	46,782	46,675
Fannie Mae, Pool #779013, 5.000%, due 06/01/19	387,769	386,886
Fannie Mae, Pool #780310, 5.000%, due 06/01/19	406,509	405,583
Fannie Mae, Pool #782586, 5.000%, due 06/01/19	327,735	326,989
Fannie Mae, Pool #772244, 5.500%, due 07/01/19	206,426	209,490
Fannie Mae, Pool #725205, 5.000%, due 03/01/34	651,039	638,833
Fannie Mae, Pool #782685, 5.500%, due 06/01/34	409,023	409,052
Fannie Mae, Pool #799334, 5.500%, due 12/01/34	183,631	183,645
Freddie Mac, PC Gold, Pool #G10688, 6.000%, due 08/01/11	211,876	217,834
Freddie Mac, PC Gold, Pool #G18010, 5.500%, due 09/01/19	426,969	433,341
Ginnie Mae, Pool #570465, 6.500%, due 11/15/31	185,951	193,533
Ginnie Mae, Pool #781431, 7.000%, due 04/15/32	224,112	235,705
Ginnie Mae, Pool #564798, 6.000%, due 03/15/34	126,074	129,166
Ginnie Mae, Pool #605431, 5.500%, due 05/15/34	174,158	175,861
Ginnie Mae, Pool #781856, 6.000%, due 01/15/35	328,308	336,381
Ginnie Mae, Series 2005-74, Class HC, 7.500%, due 09/16/35	75,713	79,775
		7,624,899

U.S. Treasury Bills, Bonds, and Notes 5.94%
U.S. Treasury Note, 3.750%, due 03/31/07	350,000	347,758
U.S. Treasury Note, 6.000%, due 08/15/09	314,000	333,932
U.S. Treasury Inflation- Indexed Note, 3.875%, due 01/15/09	327,602	355,397
U.S. Treasury Inflation- Indexed Note, 4.250%, due 01/15/10	435,458	487,083
U.S. Treasury Inflation- Indexed Note, 0.875%, due 04/15/10	360,945	351,723
U.S. Treasury Inflation- Indexed Note, 1.875%, due 07/15/13	202,109	204,825
U.S. Treasury Bond, 9.250%, due 02/15/16	275,000	384,667
U.S. Treasury Bond, 7.250%, due 08/15/22	555,000	725,142
U.S. Treasury Bond, 6.250%, due 08/15/23	752,000	899,198
		4,089,725

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $11,968,492)		11,978,768

TOTAL INVESTMENTS (Cost $61,879,028)	98.08%	67,503,273

OTHER ASSETS, LESS LIABILITIES	1.92%	1,319,629
TOTAL NET ASSETS	100.00%	$68,822,902

LEGEND
* Non-income producing security.
# Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.
† Fair Valued Security
ADR - American Depositary Receipt
PLC - Public Limited Company
Step-up - Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
The rate shown is the rate as of September 30, 2005.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
MONEY MARKET PORTFOLIO
SEPTEMBER 30, 2005

	Principal Value	Market Value

CERTIFICATES OF DEPOSIT 8.82%
BNP Paribas, SA, 3.520%, due 10/13/05	$2,485,000	$2,485,000
Credit Suisse, 3.960%, due 12/27/05	2,417,000	2,417,157
Deutsche Bank, AG, 3.510%, due 10/11/05	2,013,000	2,013,000
		6,915,157

TOTAL CERTIFICATES OF DEPOSIT (Cost $6,915,000)		6,915,157

COMMERCIAL PAPER 86.54%
Aerospace & Defense 3.98%
United Technologies Corp., Series 144A, 3.760%, due 10/03/05 #	486,000	485,898
United Technologies Corp., Series 144A, 3.730%, due 10/05/05 #	2,639,000	2,637,906
		3,123,804
Banking 15.07%
ABN-Amro North America Finance, Inc., 3.750%, due 11/30/05	2,762,000	2,744,881
Bank of America Corp., 3.680%, due 11/08/05	2,955,000	2,943,522
Depfa Bank, PLC, Series 144A, 3.620%, due 10/12/05 #	2,811,000	2,807,891
HBOS Treasury Services, PLC, 3.710%, due 10/18/05	1,619,000	1,616,164
UBS Finance Delaware, LLC, 3.760%, due 11/04/05	1,704,000	1,697,949
		11,810,407
Beverages 2.74%
PepsiCo, Inc., Series 144A, 3.690%, due 10/11/05 #	2,152,000	2,149,794

Capital Markets 11.76%
Citigroup Funding, Inc., 3.770%, due 10/27/05	3,159,000	3,150,399
Goldman Sachs Group, Inc., The, 3.760%, due 10/24/05	3,170,000	3,162,385
Morgan Stanley, 3.690%, due 10/27/05	2,913,000	2,905,237
		9,218,021
Chemicals 3.99%
E.I. du Pont de Nemours & Co., 3.550%, due 10/11/05	2,832,000	2,829,207
E.I. du Pont de Nemours & Co., 3.740%, due 11/18/05	298,000	296,514
		3,125,721
Consumer Finance 16.44%
American Express Credit Corp., 3.680%, due 11/08/05	2,842,000	2,830,961
American General Finance Corp., 3.690%, due 10/14/05	660,000	659,121
Caterpillar Financial Services Corp., 3.700%, due 10/17/05	3,155,000	3,149,812
General Electric Capital Corp., 3.580%, due 10/07/05	2,332,000	2,330,608
General Electric Capital Corp., 3.910%, due 12/27/05	800,000	792,581
Toyota Motor Credit Corp., 3.700%, due 10/17/05	355,000	354,416
Toyota Motor Credit Corp., 3.850%, due 11/29/05	2,788,000	2,770,409
		12,887,908
Diversified Financial Services 8.39%
Metlife Funding, Inc., 3.740%, due 10/21/05	3,162,000	3,155,430
Prudential Funding, LLC, 3.700%, due 10/18/05	800,000	798,602
Verizon Network Funding Corp., 3.690%, due 10/24/05	2,632,000	2,625,795
		6,579,827
Household Products 3.99%
Procter & Gamble Co., The, Series 144A, 3.510%, due 10/19/05 #	2,869,000	2,863,965
Procter & Gamble Co., The, Series 144A, 3.880%, due 12/27/05 #	264,000	261,497
		3,125,462
Manufacturing 4.02%
3M Co., 3.660%, due 10/21/05	3,156,000	3,149,583

Multimedia 4.02%
Gannett Company, Inc., Series 144A, 3.730%, due 10/03/05 #	653,000	652,865
Gannett Company, Inc., Series 144A, 3.550%, due 10/14/05 #	2,500,000	2,496,795
		3,149,660
Pharmaceutical 8.10%
Merck & Company, Inc., 3.710%, due 10/03/05	3,200,000	3,199,340
Pfizer, Inc., Series 144A, 3.690%, due 10/18/05 #	3,155,000	3,149,502
		6,348,842
Telecommunications - Integrated 4.04%
SBC Communications, Inc., Series 144A, 3.700%, due 10/24/05 #	3,176,000	3,168,492

TOTAL COMMERCIAL PAPER (Cost $67,837,265)		67,837,521

U.S. GOVERNMENT AGENCY OBLIGATIONS 4.63%
Freddie Mac, 3.200%, due 10/03/05	3,630,000	3,629,355

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,629,355)		3,629,355

TOTAL INVESTMENTS (Cost $78,381,620)	99.99%	78,382,033
OTHER ASSETS, LESS LIABILITIES	0.01%	3,969
TOTAL NET ASSETS	100.00%	$78,386,002

LEGEND
# Commercial paper exempt from registration under Section 4(2) and Rule 144A of the Securities Act of 1933 and may
be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
PLC - Public Limited Company

See notes to schedule of investments.

JEFFERSON PILOT VARIABLE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

ORGANIZATION

Jefferson Pilot Variable Fund, Inc. (the "Company") is a diversified open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Company was incorporated under the laws of the State of Maryland on October 19, 1984 for the purpose of funding flexible premium variable life insurance policies and variable annuity contracts issued by Jefferson Pilot Financial Insurance Company and its affiliates. The Company is composed of fourteen separate portfolios (the "Portfolios"): the Capital Growth Portfolio, the Growth Portfolio, the Strategic Growth Portfolio, the S&P 500 Index Portfolio, the Value Portfolio, the Mid-Cap Growth Portfolio, the Mid-Cap Value Portfolio, the Small Company Portfolio, the Small-Cap Value Portfolio, the International Equity Portfolio, the World Growth Stock Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, and the Money Market Portfolio.

SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Company:

Valuation of Investments: Investment securities are valued at the closing sales price on the exchange on which such securities are principally traded; securities traded in the over-the-counter market and securities traded on a national exchange for which no sales took place on the day of valuation are valued at the bid price at the close of trading. Quotations for foreign securities are in United States dollars and, accordingly, unrealized gains and losses on these securities reflect all foreign exchange fluctuations. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. The aggregate fair value of these securities at September 30, 2005 was $76,284 held by the Mid-Cap Value Portfolio, $303,801 held by the High Yield Bond Portfolio and $261,181 held by the Balanced Portfolio. Short-term debt instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Occasionally, a significant event may occur after the closing price of a foreign security is determined, but before the close of business on the NYSE. If such an event is expected to materially affect the value of the security, the foreign security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Investment Security Transactions: Investment security transactions are recorded as of the trade date; the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Fannie Mae, Federal Agricultural Mortgage Corp., Federal Home Loan Bank and Freddie Mac, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

Futures Contracts: The Portfolios (excluding World Growth Stock and Money Market Portfolios) may enter into futures contracts in order to manage exposure to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities of up to 5% of the contract value as collateral (“initial margin”). Subsequent payments (“variation margin”) are made or received, daily, by the Portfolios. The variation margin is equal to the daily change in the contract value and is recorded to the Portfolios as an unrealized gain or loss. The risks on entering into futures contracts include the possibility that the change in the value of the contract may not correlate with changes in the underlying securities and that the market for the futures contract may be illiquid.

As of September 30, 2005, the S&P 500 Index Portfolio held the following futures contracts:

Contracts Purchased	Expiration Date	Number of Contracts	Market Value of Contracts	Unrealized Depreciation
S&P 500 Index Portfolio
S&P 500 E-mini Stock Index Contracts	12/19/05	33	$ 2,036,595	$ (2,469)

Security Lending: The S&P 500 Index Portfolio has entered into a Securities Lending Agreement (the “Agreement”) with Citibank, N.A. (the “Agent”). Under the terms of the Agreement, the S&P 500 Index Portfolio may lend portfolio securities to certain qualified institutions (the “Borrower”) approved by the Board of Directors of the Fund in order to earn additional income. The Agreement requires that loans are to be collateralized at all times by cash or government and agency securities in an amount at least equal to 102% of the market value of the securities loaned. The market value of the loaned securities is determined at the close of business each day and any additional required collateral is delivered to the Agent on the next business day. At September 30, 2005, the S&P 500 Index Portfolio had securities valued at $9,622,952 on loan and cash collateral of $9,915,864 was invested in a Repurchase Agreement.

The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Portfolio could experience delays and costs in recovering securities loaned or in gaining access to the collateral. The Agent provides the Portfolio with indemnification against Borrower default. A portion of the income generated upon investment of the collateral is remitted to the Borrower and the remainder is allocated between the Portfolio and the Agent. Income earned from securities lending is reflected on the Statement of Operations as investment income. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Repurchase agreements involve certain risks not associated with direct investment in securities, including the risk that the original seller will default on its obligations to repurchase, as a result of bankruptcy or otherwise. If the seller defaults or becomes insolvent, a Portfolio could realize delays, costs or a loss in asserting its rights to the collateral in satisfaction of the seller’s repurchase agreement.

INVESTMENTS

Net realized gains and losses on investment securities sold are determined by using the first-in, first-out method.

At September 30, 2005, gross unrealized gains and losses were as follows:
	Gains	Losses	Net
Capital Growth	20,558,393	1,555,076	19,003,317
Growth	7,067,022	394,417	6,672,605
Strategic Growth	15,251,747	1,417,211	13,834,536
S&P 500 Index	48,234,294	56,327,083	(8,092,789)
Value	17,292,143	1,880,015	15,412,128
Mid-Cap Growth	4,463,223	181,882	4,281,341
Mid-Cap Value	8,120,888	1,915,978	6,204,910
Small Company	11,584,927	1,455,994	10,128,933
Small-Cap Value	10,124,495	1,214,831	8,909,664
International Equity	6,536,669	345,474	6,191,195
World Growth Stock	30,462,800	5,532,766	24,930,034
High Yield Bond	554,076	446,698	107,378
Balanced	7,289,823	1,665,578	5,624,245
Money Market	441	27	414

CONCENTRATION OF CREDIT RISK

The International Equity and World Growth Stock Portfolios invest in securities of non-U.S. issuers. Although the Portfolios maintain diversified investment portfolios, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At September 30, 2005, investment allocation by industry for the International Equity Portfolio was as follows:

Banking	11.03%
Pharmaceutical	10.28%
Real Estate	6.68%
Electronic Components	5.72%
Retail Stores	4.98%
Telecommunications - Wireless	4.85%
Beverages	4.46%
Chemicals	4.10%
Entertainment & Leisure	3.80%
Building Construction	3.73%
Lodging	3.73%
Transportation	3.19%
Automotive Parts & Equipment	3.06%
Oil & Gas - Integrated	2.71%
Oil & Gas Services & Equipment	2.41%
Broadcasting	2.23%
Building Materials	2.19%
Household Products	2.09%
Other	17.74%
Total	98.98%

At September 30, 2005, the investment allocation by industry for the World Growth Stock Portfolio was as follows:

Banking	10.01%
Pharmaceutical	8.56%
Telecommunications - Integrated	7.10%
Oil & Gas - Integrated	6.44%
Insurance	6.29%
Electronics	4.60%
Utilities - Electric & Gas	3.27%
Aerospace & Defense	2.66%
Chemicals	2.65%
Broadcasting	2.42%
Food Products	2.32%
Publishing & Printing	2.29%
Telecommunications - Wireless	2.28%
Forest Products & Paper	2.11%
Diversified Operations	2.10%
Manufacturing	2.08%
Retail Stores	2.08%
Other	27.53%
Total	96.79%

ILLIQUID AND RESTRICTED SECURITIES

All of the Portfolios may to some extent purchase certain restricted securities and limited amounts of illiquid securities. The Portfolios may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Portfolios do not have the right to demand that such securities be registered. The Portfolios may also invest in securities exempt from registration under Sections 4(2) and 4(6) of the Act, which exempts from registration transactions by an issuer not involving any public offering and transactions involving only “accredited investors” (as defined under Regulation D of the Act). The value of these securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Directors.

At September 30, 2005, the International Equity Portfolio held $704,106 or 1.59% of net assets, the World Growth Stock Portfolio held $588,180 or 0.45% of net assets and the Balanced Portfolio held $694,732 or 1.01% of net assets in securities exempt from registration under Rule 144A of the Act. At September 30, 2005 the High Yield Bond Portfolio held $4,240,770 or 19.48% of net assets in securities exempt from registration under Rule 144A and Section 4(6) of the Act. At September 30, 2005 the Money Market Portfolio held $20,674,605 or 26.38% of net assets in commercial paper exempt from registration under both Rule 144A and Section 4(2) of the Act. At September 30, 2005, the Mid-Cap Value Portfolio held $76,284 or 0.17% of net assets in restricted securities exempt from registration under Section 4(2) of the Act. These securities, 2,600 shares of TRW Automotive Holdings Corp., were acquired on March 8, 2005 in a private placement directly from the company at a cost of $51,090.

At September 30, 2005, the High Yield Bond Portfolio held $705,837 or 3.24% of net assets in illiquid securities. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Portfolios may experience difficulty in closing out positions at prevailing market price.

Item 2. Controls and Procedures

(a)
The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson Pilot Variable Fund, Inc.

By:    /s/ Ronald R. Angarella

 Ronald R. Angarella, President

Date:   11/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

Jefferson Pilot Variable Fund, Inc.

By:    /s/ Ronald R. Angarella

 Ronald R. Angarella, President

Date:     11/28/05

Jefferson Pilot Variable Fund, Inc.

By:    /s/ John A. Weston

 John A. Weston, Treasurer

Date:   11/28/05